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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05300

Evergreen Money Market Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the year ended January 31, 2010. These series have January 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen California Municipal Money Market Fund for the twelve-month period ended January 31, 2010 (the “period”).

The most significant factors that affected money market funds during the period were the continuation of a prolonged credit crisis into early March 2009, which had impinged upon all fixed-income markets since early 2007; and the subsequent rally in the financial markets for the remainder of the period. At the end of the period, the main focus for money market funds was the meeting of the Securities and Exchange Commission (the “SEC”) on January 27, 2010. This was the meeting at which the SEC approved amendments to the section of the Investment Company Act that governs money market funds, including: revisions designed to increase credit quality, improve liquidity, shorten maturity limits, and modify reporting requirements. One of the primary goals of the SEC’s amendments is to reinforce conservative investing across the broader industry, an approach that our money market funds’ security selection process, with its priority on the preservation of capital and liquidity, has long emphasized.

Looking back at the period, the fixed-income markets were troubled by worries about deflation early in 2009, as evidenced by investor’s willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with the $787 billion American Recovery and Reinvestment Act of 2009, signed into law in February. Signs of stability emerged in corporate credit markets in March, as both issuance and performance improved, while equities rallied off their March 9th lows. Stocks finished a banner third-quarter 2009, then, in October 2009, closed lower for the first time in seven months, as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. But heading into the Thanksgiving holiday, equities climbed to their highest levels in more than a year. Volatility in both the fixed-income and equity markets continued, and by the end of the period, the National Bureau of Economic Research had not yet declared an official end to the recession.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the second half of the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee

1

LETTER TO SHAREHOLDERS continued

(the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement of the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

Average annual return

1-year	0.07%	0.03%	0.19%

5-year	1.79%	1.59%	2.06%

Since portfolio inception	1.34%	1.12%	1.64%

7-day annualized yield	0.01%	0.01%	0.01%

30-day annualized yield	0.01%	0.01%	0.01%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,000.06	$2.02
Class S	$1,000.00	$1,000.06	$1.97
Class I	$1,000.00	$1,000.10	$1.92
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,023.19	$2.04
Class S	$1,000.00	$1,023.24	$1.99
Class I	$1,000.00	$1,023.29	$1.94

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.40% for Class A, 0.39% for Class S and 0.38% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.01	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.07%	1.49%	2.91%	2.74%	1.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,111	$20,950	$17,135	$17,635	$30,405
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.65%	0.91%	0.93%	0.93%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.93%	0.91%	0.93%	0.93%	0.94%
Net investment income	0.07%	1.42%	2.82%	2.65%	1.68%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.01	0.03	0.02	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.22%	2.65%	2.49%	1.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$404,151	$401,519	$285,234	$217,551	$191,144
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.65%	1.17%	1.19%	1.18%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.21%	1.21%	1.24%	1.23%	1.25%
Net investment income	0.02%	1.17%	2.56%	2.43%	1.54%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.19%	1.79%	3.22%	3.05%	2.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,104	$7,222	$4,427	$1,289	$1,531
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%	0.61%	0.64%	0.63%	0.64%
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.61%	0.64%	0.63%	0.64%
Net investment income	0.12%	1.56%	3.12%	2.99%	1.95%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
CONTINUING CARE RETIREMENT COMMUNITY 0.0%
California Fin. Auth. Hlth. Facs. RB, Northern Presbyterian Homes & Svcs., Inc., Ser. 2004, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	$195,000	$195,000

EDUCATION 3.5%
California Assn. of Bay Area Govts. Fin. Auth. for Nonprofit Corp. RB, The Wright Institute, 0.32%, VRDN, (LOC: Allied Irish Banks plc)	2,800,000	2,800,000
California Assn. of Bay Area Govts. Fin. Auth. for Nonprofit Corp. RRB, Sch. of the Sacred Heart, Ser. 2008B, 0.16%, VRDN, (LOC: Bank of America Corp.)	5,800,000	5,800,000
California CDA RB, Ctr. for Early Ed., 0.70%, VRDN, (LOC: Allied Irish Banks plc)	690,000	690,000
California Edl. Facs. Auth. RRB, Eclipse Funding Trust, Pepperdine Univ., 0.20%, VRDN, (Liq.: U.S. Bank NA)	2,190,000	2,190,000
California Fin. Auth. RB, Kehillah Jewish High Sch., Ser. 2009, 0.18%, VRDN, (LOC: California Bank & Trust & Insd. by FHLB)	2,700,000	2,700,000
California Infrastructure & EDRB, St. Margaret Episcopal Sch., Ser. 2008, 0.70%, VRDN, (LOC: Allied Irish Banks plc)	1,000,000	1,000,000

		15,180,000

GENERAL OBLIGATION – LOCAL 17.5%
California Irvine Water District GO, 0.16%, VRDN, (LOC: State Street Corp.)	4,000,000	4,000,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust:
Ser. DB-477, 0.18%, VRDN, (Liq.: Deutsche Bank AG)	2,900,000	2,900,000
Ser. DBE-637, 0.18%, VRDN, (Liq.: Deutsche Bank AG)	8,800,000	8,800,000
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 0.18%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	7,176,000	7,176,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Ser. 2007, 0.18%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	3,500,000	3,500,000
Oakland, CA GO, TRAN, Ser. A, 2.50%, 07/16/2010, (Insd. by FSA)	14,075,000	14,180,646
Oyster Bay, NY GO, BAN 2009, Ser. A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	10,000,000	10,004,671
Peralta, CA Cmnty. College Dist. GO, PUTTER, Ser. D, 0.20%, VRDN, (Insd. & Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
Rockland Cnty., NY GO, RAN, 2.50%, 02/01/2010	10,000,000	10,012,173
Sierra, CA Joint Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. B, 0.18%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	2,815,000	2,815,000
Vacaville, CA Unified Sch. Dist. GO, Eclipse Funding Trust, Ser. 2007-0079, 0.17%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bank NA)	10,260,000	10,260,000

		75,648,490

GENERAL OBLIGATION – STATE 13.9%
California GO:
Ser. 2003-C-1, 0.18%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Ser. A-1, 0.19%, VRDN, (LOC: Fortis Bank)	8,700,000	8,700,000
Ser. B-2, 0.19%, VRDN, (LOC: Societe Generale)	15,100,000	15,100,000
Ser. C-5, 0.20%, VRDN, (LOC: Bank of America Corp.)	100,000	100,000
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.22%, VRDN, (LOC: Branch Banking & Trust Co.)	15,745,000	15,745,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.18%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	$3,510,000	$3,510,000
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	7,000,000	7,081,722

		60,236,722

HOSPITAL 7.1%
California Assn. of Bay Area Govts. Fin. Auth. For Nonprofit Corp. RB, Sharp Healthcare, Ser. 2009-C, 0.16%, VRDN, (LOC: CitiBank NA)	13,200,000	13,200,000
California CDA RB:
Rady Children’s Hosp., Ser. 2008-B, 0.17%, VRDN, (LOC: Bank of the West)	7,100,000	7,100,000
Sutter Hlth. Svcs., Ser. 3102, 0.20%, VRDN, (Liq.: Morgan Stanley)	1,000,000	1,000,000
California Hlth. Facs Fin. Auth. RB:
Ser. 3103, 0.22%, VRDN, (Liq.: Morgan Stanley)	7,000,000	7,000,000
Adventist Hlth. Sys., 0.17%, VRDN, (LOC: U.S. Bank NA)	2,400,000	2,400,000

		30,700,000

HOUSING 19.7%
California CDA MHRB, La Puente Apts., Ser. JJ, 0.22%, VRDN, (LOC: U.S. Bank NA)	475,000	475,000
California CDA MHRRB:
PUTTER:
Ser. 2680, 0.30%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co)	14,100,000	14,100,000
Ser. 2681, 0.45%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	1,300,000	1,300,000
Seasons at Lakewood Apts., 0.24%, VRDN, (Insd. by & Liq.: FNMA)	3,200,000	3,200,000
California HFA Home Mtge. RB:
ROC-RR-II-R-11640, 0.27%, VRDN, (Insd. by GNMA & Liq.: CitiBank NA)	2,940,000	2,940,000
Ser. 2005-H, 0.20%, VRDN, (LOC: FHLMC & FNMA)	5,000,000	5,000,000
FHLMC MHRB:
Ser. M001, Class A, 0.26%, VRDN, (Insd. by & Liq.: FHLMC)	2,872,542	2,872,542
Ser. M007, Class A, 0.26%, VRDN, (Insd. by & Liq.: FHLMC)	10,606,001	10,606,001
Los Angeles Cnty., CA MHRB, Valencia Village Proj., Ser. C, 0.16%, VRDN, (Insd. by & Liq.: FHLMC)	2,100,000	2,100,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A:
0.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,905,000	3,905,000
0.35%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	31,200,000	31,200,000
Modesto, CA MHRRB, Shadowbrook Apts., Ser. 2001-A, 0.19%, VRDN, (Liq.: FNMA)	700,000	700,000
Oakland, CA Redev. Agcy. MHRB, 0.35%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	100,000	100,000
Orange Cnty., CA Apt. Dev. RRB:
Villas Aliento, 0.17%, VRDN, (Liq.: FNMA)	840,000	840,000
Villas La Paz, 0.17%, VRDN, (Liq.: FNMA)	680,000	680,000
Petaluma, CA CDA MHRB, Oakmont at Petaluma Proj., 0.30%, VRDN, (LOC:
U.S. Bank NA)	500,000	500,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Vacaville, CA MHRB, Quail Run Apts., 0.18%, VRDN, (Liq.: FNMA)	$3,800,000	$3,800,000
Vallejo, CA Hsg. Auth. MHRRB, Fountain Plaza Hills Apts., Ser. 1992-A, 0.22%, VRDN, (Liq.: FNMA)	885,000	885,000

		85,203,543

INDUSTRIAL DEVELOPMENT REVENUE 3.1%
California Enterprise Dev. Auth. IDRB:
Pocino Foods Co. Proj., Ser. A, 0.20%, VRDN, (LOC: City Natl. Bank & FHLB)	7,665,000	7,665,000
Ramar Intl. Corp. Proj., Ser. A, 0.20%, VRDN, (LOC: Bank of the West)	4,000,000	4,000,000
California Infrastructure & Econ. Dev. Bank IDRB, Haig Precision Manufacturing Corp. Proj., 0.45%, VRDN, (SPA: Bank of the West)	1,640,000	1,640,000

		13,305,000

MISCELLANEOUS REVENUE 4.6%
California Infrastructure & Econ. Dev. Bank RB:
California Academy of Sciences Proj., Ser. 2008-B, 0.21%, VRDN, (LOC: Allied Irish Bank plc)	2,400,000	2,400,000
Orange Cnty. Performing Arts Ctr., Ser. C, 0.35%, VRDN, (LOC: Allied Irish Bank plc)	7,925,000	7,925,000
Society for the Blind Proj., 0.30%, VRDN, (LOC: U.S. Bank NA)	2,215,000	2,215,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.24%, VRDN, (Gtd. by Motiva Enterprises, LLC)	4,200,000	4,200,000
Port Arthur, TX Navigation Dist. Jefferson Cnty. Env. Facs. RRB, Motiva Enterprises Proj., Ser. A, 0.24%, VRDN, (Gtd. by Motiva Enterprises, LLC)	700,000	700,000
Port of Port Arthur, TX Navigation Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. B, 0.19%, VRDN, (Gtd. by Motiva Enterprises, LLC)	2,400,000	2,400,000

		19,840,000

PUBLIC FACILITIES 0.9%
Hemet, CA Unified Sch. Dist. COP, Sch. Facs. Proj., 0.20%, VRDN, (LOC: State Street Corp.)	4,000,000	4,000,000

RESOURCE RECOVERY 5.0%
California Fin. Auth. RB, Republic Svcs., Inc. Proj., Ser. 2008-A, 0.25%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
California Pollution Ctl. Fin. Auth. RB, Musco Family Olive Co. Proj., 0.20%, VRDN, (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 0.38%, VRDN, (LOC: CoBank ACB)	6,000,000	6,000,000
Dairy & Poso Creek Family Dairy, LLC Proj., 0.38%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Family Trust, 0.33%, VRDN, (LOC: Wells Fargo & Co.) °°	2,500,000	2,500,000
Heritage Dairy Proj., 0.33%, VRDN, (LOC: Wells Fargo & Co.) °°	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 0.38%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 0.38%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000

		21,800,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 2.5%
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. 2009-C:
0.20%, VRDN, (LOC: Sumitomo Mitsui Banking)	$6,300,000	$6,300,000
0.22%, VRDN, (LOC: U.S. Bank NA)	4,350,000	4,350,000

		10,650,000

SPECIAL TAX 10.1%
Irvine, CA Unified Sch. Dist. Spl. Tax RB, Austin Trust Cert., Ser. 2007-315, 0.28%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	22,140,000	22,140,000
Puerto Rico Sales Tax Fin. Corp. RB:
Deutsche Bank Spears Trust, Ser. DBE-627A, 0.19%, VRDN, (Liq.: Deutsche Bank AG)	1,295,000	1,295,000
ROCS-RR-II-R-11763, 0.21%, VRDN, (Liq.: CitiBank NA)	12,750,000	12,750,000
Richmond, CA Cmnty. Redev. Agcy. MTC, Ser. E-5, 0.20%, VRDN, (Insd. by MBIA & LOC: Royal Bank of Canada)	7,690,000	7,690,000

		43,875,000

TOBACCO REVENUE 2.8%
Golden State Tobacco Securitization Corp. RB, California Tobacco Settlement:
ROC-RR-II-R-287X, 0.16%,VRDN, (Insd. by U.S.Treasury & Liq.: CitiBank NA)	7,075,000	7,075,000
Ser. 2005-A, 0.27%, VRDN, (Liq.: Morgan Stanley)	5,000,000	5,000,000

		12,075,000

TRANSPORTATION 0.9%
Bay Area Toll Auth. RB, California Toll Bridge Proj., 0.15%, VRDN, (LOC: JPMorgan Chase & Co.)	3,765,000	3,765,000

UTILITY 1.2%
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.45%, VRDN,
(Insd. by FGIC & SPA: Dexia SA)	2,300,000	2,300,000
Philadelphia, PA Gas Works RB, Ser. A-2, 0.20%, VRDN, (LOC: Bank of Nova Scotia & JPMorgan Chase & Co.)	2,300,000	2,300,000
Puerto Rico Elec. Power Auth. MSTR RB, Ser. UU, Class A, 0.20%, VRDN, (SPA: Societe Generale)	700,000	700,000

		5,300,000

WATER & SEWER 7.0%
California Central Basin Muni. Water Dist. COP, Ser. 2008-B, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	7,960,000	7,960,000
California Dept. of Water Resource & Power Supply RRB, Ser. 2008-I-1, 0.21%, VRDN, (LOC: Allied Irish Banks plc)	2,600,000	2,600,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. MSTR RRB:
Ser. SGC-48, Class A, 0.17%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Ser. SGC-49, Class A, 0.17%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000

		30,560,000

Total Investments (cost $432,333,755) 99.8%		432,333,755
Other Assets and Liabilities 0.2%		1,032,249

Net Assets 100.0%		$433,366,004

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of January 31, 2010:

California	86.7%
New York	4.6%
Puerto Rico	3.9%
Texas	2.4%
Delaware	1.0%
Pennsylvania	0.5%
Non-state specific	0.9%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2010 (unaudited):

2-7 days	92.8%
8-60 days	2.3%
121-240 days	4.9%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$432,333,755
Interest receivable	830,093
Receivable from investment advisor	192,225
Prepaid expenses and other assets	66,106

Total assets	433,422,179

Liabilities
Due to custodian bank	8,311
Due to related parties	3,030
Trustees’ fees and expenses payable	7,305
Printing and postage expenses payable	19,131
Custodian and accounting fees payable	10,178
Professional fees payable	4,846
Accrued expenses and other liabilities	3,374

Total liabilities	56,175

Net assets	$433,366,004

Net assets represented by
Paid-in capital	$433,364,008
Undistributed net investment income	2,286
Accumulated net realized losses on investments	(290)

Total net assets	$433,366,004

Net assets consists of
Class A	$11,111,303
Class S	404,150,957
Class I	18,103,744

Total net assets	$433,366,004

Shares outstanding (unlimited number of shares authorized)
Class A	11,128,980
Class S	404,186,080
Class I	18,096,461

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2010

Investment income
Interest	$3,366,738

Expenses
Advisory fee	2,232,813
Distribution Plan expenses
Class A	42,865
Class S	2,859,297
Administrative services fee	298,752
Transfer agent fees	116,911
Trustees’ fees and expenses	10,462
Printing and postage expenses	29,913
Custodian and accounting fees	119,660
Registration and filing fees	35,962
Professional fees	38,711
Temporary guarantee program fees	119,146
Other	10,840

Total expenses	5,915,332
Less: Expense reductions	(109)
Fee waivers and expense reimbursements	(2,674,653)

Net expenses	3,240,570

Net investment income	126,168

Net realized gains on securities in unaffiliated issuers	1,996

Net increase in net assets resulting from operations	$128,164

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2010		2009

Operations
Net investment income		$126,168		$4,762,287
Net realized gains on investments		1,996		88,238

Net increase in net assets resulting from operations		128,164		4,850,525

Distributions to shareholders from
Net investment income
Class A		(12,098)		(283,625)
Class S		(148,197)		(4,453,101)
Class I		(8,539)		(136,353)

Total distributions to shareholders		(168,834)		(4,873,079)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	30,229,198	30,229,198	80,642,645	80,642,645
Class S	2,136,005,534	2,136,005,534	2,571,398,098	2,571,398,098
Class I	153,971,290	153,971,290	136,881,143	136,881,143

		2,320,206,022		2,788,921,886

Net asset value of shares issued in reinvestment of distributions
Class A	12,087	12,087	280,899	280,899
Class S	148,197	148,197	4,453,101	4,453,101
Class I	729	729	11,871	11,871

		161,013		4,745,871

Payment for shares redeemed
Class A	(40,085,769)	(40,085,769)	(77,108,675)	(77,108,675)
Class S	(2,133,470,324)	(2,133,470,324)	(2,459,544,615)	(2,459,544,615)
Class I	(143,095,399)	(143,095,399)	(134,097,176)	(134,097,176)

		(2,316,651,492)		(2,670,750,466)

Net increase in net assets resulting from capital share transactions		3,715,543		122,917,291

Total increase in net assets		3,674,873		122,894,737
Net assets
Beginning of period		429,691,131		306,796,394

End of period		$433,366,004		$429,691,131

Undistributed net investment income		$2,286		$42,666

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

18

NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2010, the following amounts were reclassified:

Undistributed net investment income	$2,286
Accumulated net realized losses on investments	(2,286)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $574,793 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares and Class S shares in the amount of $22,580 and $2,077,280, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$432,333,755	$0	$432,333,755

Further details on the major security types listed above can be found in the Schedule of Investments.

20

NOTES TO FINANCIAL STATEMENTS continued

On January 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2010, the Fund incurred and will elect to defer post-October losses of $290.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Post-October Losses	Temporary Book/Tax Differences

$8,091	$290	$(5,805)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2010	2009

Ordinary Income	$938	$97,239
Exempt-Interest Income	166,548	4,775,825
Long-term Capital Gain	1,348	15

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral

21

NOTES TO FINANCIAL STATEMENTS continued

account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009. the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009. the annual commitment fee was 0.09%. During the year ended January 31, 2010, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended January 31, 2010, the Fund paid a fee in the amount of $119,146 to participate in the Program, which represents 0.02% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political

22

NOTES TO FINANCIAL STATEMENTS continued

developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the

23

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

14. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

15. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage California Municipal Money Market Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage California Municipal Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Money Market Fund as of January 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2010

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $1,348 for the fiscal year ended January 31, 2010.

For the fiscal year ended January 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.65%. The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2011.

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen California Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

27

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

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ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with

29

ADDITIONAL INFORMATION (unaudited) continued

those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the first, second, and third quintiles, respectively, of the mutual funds against which the Trustees compared the Fund’s performance for the same time periods. The Trustees noted that the Fund’s benchmark index includes obligations the interest from which is subject to federal income tax and California personal income tax.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

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ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund). The Trustees also considered that the number of other mutual funds focusing their investments in California municipal money market instruments is small and that, as a result, a comparison of the Fund’s advisory fees with those of its peer mutual funds (which includes a number of municipal money market funds focusing their investments on municipal money market instruments of issuers in other states) may be of limited utility.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example,

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ADDITIONAL INFORMATION (unaudited) continued

the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120952 565215 rv7 03/2010

Evergreen Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Money Market Fund for the twelve-month period ended January 31, 2010 (the “period”).

The most significant factors that affected money market funds during the period were the continuation of a prolonged credit crisis into early March 2009, which had impinged upon all fixed-income markets since early 2007; and the subsequent rally in the financial markets for the remainder of the period. At the end of the period, the main focus for money market funds was the meeting of the Securities and Exchange Commission (the “SEC”) on January 27, 2010. This was the meeting at which the SEC approved amendments to the section of the Investment Company Act that governs money market funds, including: revisions designed to increase credit quality, improve liquidity, shorten maturity limits, and modify reporting requirements. One of the primary goals of the SEC’s amendments is to reinforce conservative investing across the broader industry, an approach that our money market funds’ security selection process, with its priority on the preservation of capital and liquidity, has long emphasized.

Looking back at the period, the fixed-income markets were troubled by worries about deflation early in 2009, as evidenced by investor’s willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with the $787 billion American Recovery and Reinvestment Act of 2009, signed into law in February. Signs of stability emerged in corporate credit markets in March, as both issuance and performance improved, while equities rallied off their March 9th lows. Stocks finished a banner third-quarter 2009, then, in October 2009, closed lower for the first time in seven months, as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. But heading into the Thanksgiving holiday, equities climbed to their highest levels in more than a year. Volatility in both the fixed-income and equity markets continued, and by the end of the period, the National Bureau of Economic Research had not yet declared an official end to the recession.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the second half of the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee

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LETTER TO SHAREHOLDERS continued

(the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement of the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

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LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:†

David D. Sylvester

†	Effective January 19, 2010, Mr. Sylvester became portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	EGMXX

Average annual return**

1-year with sales charge	N/A	-4.77%	-0.77%	N/A	N/A

1-year w/o sales charge	0.24%	0.23%	0.23%	0.23%	0.32%

5-year	2.71%	1.78%	2.15%	2.47%	2.97%

10-year	2.46%	1.89%	1.89%	2.22%	2.74%

Maximum sales charge	N/A	5.00%	1.00%	N/A	N/A
		CDSC	CDSC

7-day annualized yield	0.01%	0.01%	0.01%	0.01%	0.01%

30-day annualized yield	0.01%	0.01%	0.01%	0.01%	0.01%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
**	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Class S and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fees for Classes A, B, C, and S. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,002.08	$2.07
Class B	$1,000.00	$1,002.08	$2.07
Class C	$1,000.00	$1,002.08	$2.07
Class S	$1,000.00	$1,002.08	$2.17
Class I	$1,000.00	$1,002.08	$2.02
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,023.14	$2.09
Class B	$1,000.00	$1,023.14	$2.09
Class C	$1,000.00	$1,023.14	$2.09
Class S	$1,000.00	$1,023.04	$2.19
Class I	$1,000.00	$1,023.19	$2.04

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.41% for Class A, 0.41% for Class B, 0.41% for Class C, 0.43% for Class S and 0.40% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [1]	0.02	0.04	0.04	0.03

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.04)	(0.04)	(0.03)
Net realized gains	0 [1]	0	0	0	0

Total distributions to shareholders	0	(0.02)	(0.04)	(0.04)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.24%	1.97%[2]	4.50%	4.36%	2.56%

Ratios and supplemental data
Net assets, end of period (millions)	$1,049	$1,951	$2,662	$2,886	$2,803
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%	0.87%	0.89%	0.89%	0.89%
Expenses excluding waivers/reimbursements and expense reductions	0.94%	0.90%	0.92%	0.92%	0.92%
Net investment income (loss)	(0.07)%	2.00%	4.42%	4.28%	2.52%

1	Amount represents less than $0.005 per share.
2

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS B	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [1]	0.01	0.04	0.04	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.02)
Net realized gains	0 [1]	0	0	0	0

Total distributions to shareholders	0	(0.01)	(0.04)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.23%	1.29%[3]	3.78%	3.64%	1.84%

Ratios and supplemental data
Net assets, end of period (millions)	$48	$73	$27	$25	$33
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%	1.50%	1.59%	1.59%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.65%	1.60%	1.62%	1.62%	1.62%
Net investment income (loss)	(0.08)%	1.11%	3.71%	3.56%	1.77%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS C	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [1]	0.01	0.04	0.04	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.02)
Net realized gains	0 [1]	0	0	0	0

Total distributions to shareholders	0	(0.01)	(0.04)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.23%	1.29%[3]	3.78%	3.64%	1.84%

Ratios and supplemental data
Net assets, end of period (millions)	$30	$56	$17	$10	$9
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.64%	1.50%	1.59%	1.59%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.65%	1.60%	1.62%	1.62%	1.62%
Net investment income (loss)	(0.08)%	1.07%	3.69%	3.62%	1.70%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [1]	0.02	0.04	0.04	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.04)	(0.04)	(0.02)
Net realized gains	0 [1]	0	0	0	0

Total distributions to shareholders	0	(0.02)	(0.04)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.23%	1.67%[2]	4.19%	4.05%	2.25%

Ratios and supplemental data
Net assets, end of period (millions)	$1,223	$3,131	$3,747	$1,776	$2,421
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.64%	1.16%	1.19%	1.19%	1.19%
Expenses excluding waivers/reimbursements and expense reductions	1.26%	1.20%	1.22%	1.22%	1.22%
Net investment income (loss)	(0.09)%	1.68%	4.05%	3.96%	2.22%

1	Amount represents less than $0.005 per share.
2

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.05)	(0.05)	(0.03)
Net realized gains	0 [1]	0	0	0	0

Total distributions to shareholders	0	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.32%	2.27%[2]	4.81%	4.67%	2.86%

Ratios and supplemental data
Net assets, end of period (millions)	$634	$759	$1,005	$1,334	$1,190
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%	0.57%	0.59%	0.59%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.64%	0.60%	0.62%	0.62%	0.62%
Net investment income	0.01%	2.28%	4.71%	4.57%	2.80%

1	Amount represents less than $0.005 per share.
2

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 4.8%
Barclays Bank plc, 0.48%, 02/22/2010	$35,000,000	$35,000,000
Dexia Credit Local SA, 1.02%, 08/13/2010	70,000,000	70,007,430
Societe Generale, 0.33%, 02/25/2010	10,000,000	10,000,000
Westpac Banking Corp., 0.25%, 03/17/2010	28,000,000	28,000,644

Total Certificates of Deposit (cost $143,008,074)		143,008,074

COMMERCIAL PAPER 67.9%
Asset-Backed 33.2%
Amstel Funding Corp.:
0.62%, 02/23/2010 ß	3,000,000	2,998,808
0.66%, 02/17/2010 ß	8,000,000	7,997,511
0.79%, 04/30/2010 ß	3,000,000	2,994,133
0.80%, 02/04/2010	45,000,000	44,997,000
Amsterdam Funding Corp., 0.21%, 03/09/2010	30,000,000	29,993,700
Antalis U.S. Funding Corp.:
0.17%, 02/17/2010 ß	26,000,000	25,997,920
0.20%, 03/12/2010	35,000,000	34,992,417
Aspen Funding Corp., 0.15%, 02/18/2010 ß	6,000,000	5,999,547
Autobahn Funding Co., LLC, 0.21%, 02/16/2010 ß	1,743,000	1,742,840
Barton Capital Corp., 0.19%, 04/16/2010 ß	9,000,000	8,996,485
Beethoven Funding Corp.:
0.16%, 02/02/2010 ß	5,000,000	4,999,956
0.20%, 02/03/2010 ß	2,000,000	1,999,967
Belmont Funding, LLC, 0.22%, 02/02/2010 ß	3,000,000	2,999,964
BNZ International Funding, Ltd., 0.27%, 06/04/2010	60,000,000	59,945,675
Cancara Asset Securitization, LLC:
0.21%, 02/08/2010	20,000,000	19,999,183
0.22%, 04/20/2010 ß	26,000,000	25,987,607
0.22%, 04/23/2010 ß	16,000,000	15,992,080
Charta Corp., 0.19%, 04/19/2010 ß	14,000,000	13,994,311
Citibank Credit Card Issuance Trust, 0.19%, 03/05/2010 ß	49,000,000	48,991,289
Crown Point Capital Co.:
0.35%, 03/01/2010	20,000,000	19,994,556
0.44%, 04/21/2010 ß	17,000,000	16,983,212
0.55%, 02/02/2010	25,000,000	24,999,618
Ebbets Funding, LLC, 0.48%, 02/22/2010 ß	8,000,000	7,997,667
Elysian Funding, LLC, 0.47%, 02/19/2010 ß	7,000,000	6,998,250
Enterprise Funding, LLC:
0.18%, 03/18/2010 ß	9,000,000	8,997,975
0.19%, 04/21/2010 ß	7,000,000	6,997,081
Gemini Securitization Corp., 0.19%, 04/19/2010 ß	6,000,000	5,997,562
Gotham Funding Corp., 0.16%, 02/18/2010 ß	3,000,000	2,999,759
Govco, LLC:
0.20%, 04/27/2010 ß	7,000,000	6,996,694
0.21%, 04/08/2010 ß	40,000,000	39,984,600

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Grampian Funding, LLC:
0.22%, 02/19/2010 ß	$44,000,000	$43,994,830
0.25%, 02/02/2010	10,000,000	9,999,931
0.26%, 05/03/2010 ß	5,000,000	4,996,714
Legacy Capital Corp., 0.44%, 04/22/2010 ß	15,000,000	14,985,000
Lexington Parker Capital Co., LLC:
0.44%, 04/21/2010 ß	7,000,000	6,993,087
0.55%, 02/08/2010	55,000,000	54,994,118
LMA SA, 0.15%, 02/24/2010 ß	4,000,000	3,999,591
Mont Blanc Capital Corp., 0.16%, 02/25/2010 ß	2,000,000	1,999,773
Newport Funding Corp., 0.16%, 02/17/2010	30,000,000	29,997,867
Nieuw Amsterdam Receivables Co.:
0.16%, 02/25/2010 ß	1,000,000	999,887
0.18%, 02/08/2010	40,000,000	39,998,600
Ranger Funding Co., LLC, 0.19%, 04/26/2010 ß	17,000,000	16,992,463
Rhein Main Securitization, Ltd., 0.25%, 04/12/2010 ß	16,000,000	15,992,222
Rheingold Securitisation, Ltd.:
0.23%, 04/20/2010 ß	7,000,000	6,996,512
0.25%, 04/15/2010	30,000,000	29,984,792
Scaldis Capital, LLC:
0.22%, 04/19/2010 ß	17,000,000	16,992,001
0.22%, 04/28/2010 ß	8,000,000	7,995,796
Sheffield Receivables Corp., 0.19%, 04/19/2010 ß	3,000,000	2,998,781
Solitaire Funding, LLC:
0.22%, 03/11/2010	30,000,000	29,993,033
0.23%, 04/20/2010 ß	27,000,000	26,986,545
0.24%, 04/22/2010 ß	5,000,000	4,997,333
Starbird Funding Corp., 0.20%, 04/22/2010 ß	17,000,000	16,992,444
Tasman Funding, Inc., 0.25%, 04/14/2010 ß	4,000,000	3,998,000
Thames Asset Global Securitization, Inc., 0.19%, 04/19/2010 ß	12,000,000	11,995,123
Tulip Funding Corp., 0.16%, 02/22/2010 ß	1,000,000	999,901
Versailles CDS, LLC, 0.25%, 03/01/2010	40,000,000	39,992,222
Yorktown Capital, LLC, 0.19%, 04/26/2010 ß	32,000,000	31,985,813

		989,419,746

Capital Markets 1.9%
State Street Corp., 0.21%, 02/17/2010	55,000,000	54,994,867

Commercial Banks 20.6%
Allied Irish Banks plc, 0.25%, 02/03/2010	15,000,000	15,000,000
Anglo Irish Bank Corp. plc:
0.24%, 02/01/2010 ß	14,000,000	14,000,000
0.16%, 02/03/2010 ß	3,000,000	2,999,960
0.18%, 02/04/2010 ß	26,000,000	25,999,480
ASB Finance, Ltd., 0.31%, 01/25/2011	32,000,000	32,000,000
Bank of Nova Scotia, 0.12%, 02/05/2010	45,000,000	44,999,400

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
BPCE:
0.25%, 02/24/2010	$25,000,000	$24,996,007
0.27%, 03/30/2010	20,000,000	19,991,608
DnB NOR Bank ASA, 0.19%, 02/26/2010	70,000,000	69,990,764
Irish Permanent Treasury, 0.35%, 02/16/2010	45,000,000	44,993,438
Lloyds Bank plc:
0.16%, 02/25/2010 ß	2,000,000	1,999,773
0.21%, 02/17/2010	55,000,000	54,994,867
Rabobank USA Financial Corp., 0.27%, 05/17/2010	60,000,000	59,952,750
Societe Generale, 0.30%, 05/17/2010	50,000,000	49,956,250
Sumitomo Trust & Bank Corp.:
0.20%, 02/26/2010 ß	6,000,000	5,999,125
0.21%, 02/19/2010 ß	12,000,000	11,998,680
Swedbank AB, 0.82%, 02/12/2010	75,000,000	74,981,208
Unicredito Italiano SpA, 0.29%, 04/06/2010	60,000,000	59,969,067

		614,822,377

Consumer Finance 0.9%
Toyota Motor Credit Corp., FRN:
0.19%, 04/21/2010 ß	17,000,000	16,992,912
0.19%, 04/22/2010 ß	11,000,000	10,995,355

		27,988,267

Diversified Financial Services 5.8%
BTM Capital Corp., 0.17%, 02/03/2010 ß	4,000,000	3,999,942
Dexia Delaware, LLC, 0.29%, 02/02/2010	60,000,000	59,999,525
Fortis Funding, LLC:
0.16%, 02/17/2010 ß	8,000,000	7,999,395
0.16%, 02/18/2010 ß	5,000,000	4,999,599
0.20%, 03/08/2010	35,000,000	34,993,194
ING (U.S.) Funding, LLC, 0.16%, 02/08/2010	16,888,000	16,887,475
Louis Dreyfus Corp., 0.25%, 02/01/2010 ß	5,000,000	5,000,000
UBS AG, 0.11%, 02/11/2010	40,000,000	39,998,778

		173,877,908

Health Care Providers & Services 0.8%
Ascension Health, 0.21%, 02/22/2010 ß	24,520,000	24,516,853

Insurance 1.7%
Prudential plc, 0.25%, 02/08/2010	50,000,000	49,997,569

Oil, Gas & Consumable Fuels 1.7%
Total Capital SA, 0.14%, 02/04/2010	50,000,000	49,999,417

Thrifts & Mortgage Finance 1.3%
Nationwide Building Society, 0.16%, 04/12/2010	40,000,000	39,987,556

Total Commercial Paper (cost $2,025,604,560)		2,025,604,560

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

CORPORATE BONDS 4.0%
Commercial Banks 0.3%
ABN AMRO Holding NV, 0.25%, 02/23/2010	$8,000,000	$8,000,000

Consumer Finance 1.0%
American Express Co., FRN, 1.21%, 02/09/2010	30,000,000	30,566,451

Diversified Financial Services 2.7%
Bank of America Corp., 0.99%, 02/02/2010	30,000,000	30,437,934
JPMorgan Chase & Co., FRN, 0.99%, 02/02/2010	50,000,000	50,729,912

		81,167,846

Total Corporate Bonds (cost $119,734,297)		119,734,297

MASTER NOTE 2.5%
Bank of America Corp., 0.28%, 02/01/2010 (cost $75,000,000)	75,000,000	75,000,000

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.2%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 0.25%, VRDN, (LOC: Bank of America Corp.)	6,200,000	6,200,000

Utility 0.4%
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.18%, VRDN, (SPA: Societe Generale SA)	12,000,000	12,000,000

Total Municipal Obligations (cost $18,200,000)		18,200,000

TIME DEPOSITS 10.4%
Bank of Ireland, 0.50%, 02/02/2010	16,000,000	16,000,000
BNP Paribas SA, 0.13%, 02/01/2010	50,000,000	50,000,000
Danske Bank AS, 0.15%, 02/01/2010	57,000,000	57,000,000
Deutsche Bank AG, 0.12%, 02/01/2010	58,000,000	58,000,000
Fortis Bank, 0.17%, 02/03/2010	11,000,000	11,000,000
KBC Bank, 0.15%, 02/01/2010	58,000,000	58,000,000
Natixis, 0.13%, 02/01/2010	55,000,000	55,000,000
Svenska Handelsbank, 0.12%, 02/01/2010	6,000,000	6,000,000

Total Time Deposits (cost $311,000,000)		311,000,000

REPURCHASE AGREEMENTS ^^ 10.6%
Bank of America Corp., 0.12%, dated 1/29/2010, maturing 2/1/2010, maturity value $121,401,214 (1)	121,400,000	121,400,000
Credit Suisse Corp., 0.12%, dated 1/29/2010 maturing 2/1/2010, maturity value $97,000,970 (2)	97,000,000	97,000,000
Goldman Sachs Group, Inc., 0.12%, dated 1/29/2010, maturing 2/1/2010, maturity value $97,000,970 (3)	97,000,000	97,000,000

Total Repurchase Agreements (cost $315,400,000)		315,400,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 1.7%
Commercial Banks 1.7%
Svenska Handelsbank:
0.11%, 04/06/2010 144A ß	$20,000,000	$19,996,000
0.20%, 04/06/2010 144A	30,000,000	29,997,026

Total Yankee Obligations – Corporate (cost $49,993,026)		49,993,026

Total Investments (cost $3,057,939,957) 102.5%		3,057,939,957
Other Assets and Liabilities (2.5%)		(73,660,539)

Net Assets 100.0%		$2,984,279,418

ß	Zero coupon security. Rate represents yield to maturity.
^^	Collateralized by:
(1)	U.S. government securities, 4.00% to 6.50%, 12/01/2017 to 12/01/2038, market value including accrued interest is $125,042,000.
(2)	U.S. government securities, 4.00% to 7.50%, 01/01/2020 to 11/01/2047, market value including accrued interest is $99,910,588.
(3)	U.S. government securities, 0.00% to 5.00%, 03/15/2038 to 11/15/2039, market value including accrued interest is $99,910,000.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2010.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of January 31, 2010 (unaudited):

Tier 1	100%

The following table shows the percentage of total investments by maturity as of January 31, 2010 (unaudited):

1 day	22.7%
2-7 days	13.7%
8-60 days	36.9%
61-120 days	21.4%
121-240 days	4.2%
241 + days	1.1%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010

Assets
Investments in unaffiliated issuers	$2,742,539,957
Investments in repurchase agreements	315,400,000

Total investments at amortized cost	3,057,939,957
Cash	5,491
Receivable for Fund shares sold	501,735
Interest receivable	475,618
Receivable from investment advisor	919,973
Prepaid expenses and other assets	167,083

Total assets	3,060,009,857

Liabilities
Dividends payable	5,053
Payable for securities purchased	73,987,124
Payable for Fund shares redeemed	985,697
Due to related parties	66,677
Accrued expenses and other liabilities	685,888

Total liabilities	75,730,439

Net assets	$2,984,279,418

Net assets represented by
Paid-in capital	$2,988,003,382
Overdistributed net investment loss	(501,645)
Accumulated net realized losses on investments	(3,222,319)

Total net assets	$2,984,279,418

Net assets consists of
Class A	$1,049,059,968
Class B	47,873,818
Class C	30,409,890
Class S	1,222,623,468
Class I	634,312,274

Total net assets	$2,984,279,418

Shares outstanding (unlimited number of shares authorized)
Class A	1,047,408,041
Class B	47,781,632
Class C	30,344,777
Class S	1,220,060,629
Class I	633,667,364

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended January 31, 2010

Investment income
Interest	$25,042,163
Income from affiliated issuers	927,401

Total investment income	25,969,564

Expenses
Advisory fee	18,968,375
Distribution Plan expenses
Class A	4,242,382
Class B	641,993
Class C	425,587
Class S	15,275,149
Administrative services fee	2,841,499
Transfer agent fees	5,678,000
Trustees’ fees and expenses	89,633
Printing and postage expenses	238,700
Custodian and accounting fees	959,528
Registration and filing fees	80,766
Professional fees	250,004
Temporary guarantee program fees	1,789,525
Other	170,004

Total expenses	51,651,145
Less: Expense reductions	(1,243)
Fee waivers and expense reimbursements	(22,395,035)

Net expenses	29,254,867

Net investment loss	(3,285,303)

Net realized gains or losses on:
Securities
Unaffiliated issuers	(3,247,412)
Affiliated issuers	25,093

Net realized losses on investments	(3,222,319)

Net decrease in net assets resulting from operations	$(6,507,622)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2010		2009

Operations
Net investment income (loss)		$(3,285,303)		$126,467,880
Net realized gains or losses on investments		(3,222,319)		29,520,216

Net increase (decrease) in net assets resulting from operations		(6,507,622)		155,988,096

Distributions to shareholders from
Net investment income
Class A		(34,057)		(46,914,615)
Class B		(1,305)		(473,785)
Class C		(909)		(352,930)
Class S		(51,501)		(59,530,134)
Class I		(18,239)		(19,192,152)
Net realized gains
Class A		(3,074,385)		0
Class B		(132,020)		0
Class C		(84,656)		0
Class S		(6,299,012)		0
Class I		(2,092,556)		0

Total distributions to shareholders		(11,788,640)		(126,463,616)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,834,342,955	4,834,342,955	9,693,108,253	9,693,108,253
Class B	18,296,460	18,296,460	76,314,609	76,314,609
Class C	24,708,168	24,708,168	78,740,168	78,740,168
Class S	17,200,716,455	17,200,716,455	35,556,071,099	35,556,071,099
Class I	1,963,037,827	1,963,037,827	2,718,082,353	2,718,082,353

		24,041,101,865		48,122,316,482

Net asset value of shares issued in reinvestment of distributions
Class A	2,902,486	2,902,486	40,778,493	40,778,493
Class B	123,011	123,011	415,547	415,547
Class C	78,226	78,226	305,664	305,664
Class S	6,350,513	6,350,513	59,530,134	59,530,134
Class I	192,850	192,850	2,058,517	2,058,517

		9,647,086		103,088,355

Automatic conversion of Class B shares to Class A shares
Class A	4,297,925	4,297,925	4,017,892	4,017,892
Class B	(4,297,925)	(4,297,925)	(4,017,892)	(4,017,892)

		0		0

Payment for shares redeemed
Class A	(5,736,138,114)	(5,736,138,114)	(10,458,993,971)	(10,458,993,971)
Class B	(39,329,539)	(39,329,539)	(26,576,226)	(26,576,226)
Class C	(50,710,402)	(50,710,402)	(39,903,952)	(39,903,952)
Class S	(19,105,053,795)	(19,105,053,795)	(36,247,393,044)	(36,247,393,044)
Class I	(2,087,174,727)	(2,087,174,727)	(2,969,345,100)	(2,969,345,100)

		(27,018,406,577)		(49,742,212,293)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended January 31,

	2010	2009

Capital share transactions continued
Net decrease in net assets resulting from capital share transactions	$(2,967,657,626)	$(1,516,807,456)

Total decrease in net assets	(2,985,953,888)	(1,487,282,976)
Net assets
Beginning of period	5,970,233,306	7,457,516,282

End of period	$2,984,279,418	$5,970,233,306

Undistributed (overdistributed) net investment income (loss)	$(501,645)	$146,032

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S and Class I shares. Class A, Class S and Class I shares are offered at net asset value without a front-end sales charge or contingent deferred sales charge. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

21

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2010, the following amounts were reclassified:

Paid-in capital	$(8,565,726)
Overdistributed net investment loss	2,743,637
Accumulated net realized losses on investments	5,822,089

22

NOTES TO FINANCIAL STATEMENTS continued

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the year ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $5,760,791. In addition, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A, Class B, Class C and Class S shares in the amounts of $2,891,898, $579,045, $379,944 and $12,783,357, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares and up to 1.00% of the average daily net assets for each of Class B and Class C. However, currently

23

NOTES TO FINANCIAL STATEMENTS continued

the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

For the year ended January 31, 2010, EIS received $304,527 and $6,802 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate debt securities	$0	$2,270,331,883	$0	$2,270,331,883
Debt securities issued by states in the U.S. and its political subdivisions	0	18,200,000	0	18,200,000
Repurchase agreements	0	315,400,000	0	315,400,000
Other	0	454,008,074	0	454,008,074

	$0	$3,057,939,957	$0	$3,057,939,957

Further details on the major security types listed above can be found in the Schedule of Investments.

On January 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2010, the Fund had $3,222,319 in capital loss carryovers for federal income tax purposes expiring in 2018.

24

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2010, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Temporary Book/
Carryovers	Tax Differences

$3,222,319	$(501,645)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2010	2009

Ordinary Income	$11,788,640	$126,457,710
Long-term Capital Gain	0	5,906

Short-term capital gains are considered ordinary income for tax purposes.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above

25

NOTES TO FINANCIAL STATEMENTS continued

the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended January 31, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975. During the year ended January 31, 2010, the Fund paid a fee in the amount of $1,789,525 to participate in the Program, which represents 0.04% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency

26

NOTES TO FINANCIAL STATEMENTS continued

residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about

27

NOTES TO FINANCIAL STATEMENTS continued

purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Money Market Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Money Market Fund as of January 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2010

29

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered informa-

30

ADDITIONAL INFORMATION (unaudited) continued

tion regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

31

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds

32

ADDITIONAL INFORMATION (unaudited) continued

Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and

33

ADDITIONAL INFORMATION (unaudited) continued

broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the three-year period ended December 31, 2008, the Fund’s Class A shares had underper-formed the Fund’s benchmark index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the five- and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

34

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

36

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120953 565209 rv7 03/2010

Evergreen Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
32	STATEMENT OF ASSETS AND LIABILITIES
33	STATEMENT OF OPERATIONS
34	STATEMENTS OF CHANGES IN NET ASSETS
35	NOTES TO FINANCIAL STATEMENTS
42	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
43	ADDITIONAL INFORMATION
52	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Municipal Money Market Fund for the twelve-month period ended January 31, 2010 (the “period”).

The most significant factors that affected money market funds during the period were the continuation of a prolonged credit crisis into early March 2009, which had impinged upon all fixed-income markets since early 2007; and the subsequent rally in the financial markets for the remainder of the period. At the end of the period, the main focus for money market funds was the meeting of the Securities and Exchange Commission (the “SEC”) on January 27, 2010. This was the meeting at which the SEC approved amendments to the section of the Investment Company Act that governs money market funds, including: revisions designed to increase credit quality, improve liquidity, shorten maturity limits, and modify reporting requirements. One of the primary goals of the SEC’s amendments is to reinforce conservative investing across the broader industry, an approach that our money market funds’ security selection process, with its priority on the preservation of capital and liquidity, has long emphasized.

Looking back at the period, the fixed-income markets were troubled by worries about deflation early in 2009, as evidenced by investor’s willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with the $787 billion American Recovery and Reinvestment Act of 2009, signed into law in February. Signs of stability emerged in corporate credit markets in March, as both issuance and performance improved, while equities rallied off their March 9th lows. Stocks finished a banner third-quarter 2009, then, in October 2009, closed lower for the first time in seven months, as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. But heading into the Thanksgiving holiday, equities climbed to their highest levels in more than a year. Volatility in both the fixed-income and equity markets continued, and by the end of the period, the National Bureau of Economic Research had not yet declared an official end to the recession.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the second half of the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee

LETTER TO SHAREHOLDERS continued

(the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement of the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class I
Class inception date	1/5/1995	6/30/2000	11/2/1988

Nasdaq symbol	EXAXX	N/A	EVTXX

Average annual return

1-year	0.08%	0.03%	0.20%

5-year	1.87%	1.62%	2.14%

10-year	1.73%	1.48%	2.02%

7-day annualized yield	0.01%	0.01%	0.01%

30-day annualized yield	0.01%	0.01%	0.01%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

FUND AT A GLANCE continued

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,000.06	$2.07
Class S	$1,000.00	$1,000.06	$2.02
Class I	$1,000.00	$1,000.08	$2.02
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,023.14	$2.09
Class S	$1,000.00	$1,023.19	$2.04
Class I	$1,000.00	$1,023.19	$2.04

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.41% for Class A, 0.40% for Class S and 0.40% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.08%	1.63%	2.97%	2.80%	1.87%

Ratios and supplemental data
Net assets, end of period (millions)	$149	$330	$392	$401	$482
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	0.81%	0.82%	0.83%	0.82%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.84%	0.85%	0.86%	0.86%
Net investment income	0.09%	1.58%	2.92%	2.75%	1.78%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.01	0.03	0.02	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.34%	2.67%	2.50%	1.57%

Ratios and supplemental data
Net assets, end of period (millions)	$3,527	$2,486	$1,732	$337	$315
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%	1.11%	1.12%	1.13%	1.12%
Expenses excluding waivers/reimbursements and expense reductions	1.15%	1.15%	1.15%	1.16%	1.16%
Net investment income	0.03%	1.29%	2.50%	2.46%	1.54%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.20%	1.94%	3.28%	3.11%	2.18%

Ratios and supplemental data
Net assets, end of period (millions)	$154	$266	$364	$375	$422
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%	0.51%	0.52%	0.53%	0.52%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.54%	0.55%	0.56%	0.56%
Net investment income	0.23%	1.88%	3.22%	3.06%	2.12%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
AIRPORT 5.5%
Chicago, IL O’Hare Intl. Arpt. RB:
Deutsche Bank Spears Trust, Ser. 2005-A, 0.20%, VRDN, (SPA: Deutsche Bank AG)	$2,195,000	$2,195,000
Ser. 2005-B, 0.22%, 02/04/2010, (SPA: Dexia SA)	5,967,000	5,967,000
Cleveland, OH Arpt. Sys. RB, Ser. 2009-A, 0.22%, VRDN, (LOC: U.S. Bank NA)	3,095,000	3,095,000
Columbus, OH Regl. Arpt. Auth. RB, Ohio Muni. Pooled Financing Program, Ser. 2004-A, 0.20%, VRDN, (LOC: U.S. Bank NA)	3,730,000	3,730,000
Fairhope, AL Arpt. Auth. Impt. RB, Ser. 2007, 0.61%, VRDN, (LOC: Allied Irish Banks plc)	8,845,000	8,845,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 0.33%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 0.33%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,900,000	6,900,000
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., PUTTER, Ser. 2008-A, 0.35%, VRDN, (LOC: JPMorgan Chase & Co.)	8,645,000	8,645,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj.:
Ser. 2008-C-1, 0.23%, VRDN, (SPA: Dexia SA)	14,000,000	14,000,000
Ser. 2008-C-2, 0.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	19,900,000	19,900,000
Los Angeles, CA Arpt. RB, PUTTER, Ser. 2000-A, 0.28%, VRDN	8,000,000	8,000,000
Miami-Dade, Cnty. FL Miami Intl. Arpt. Aviation RB:
Ser. 2005-A, 0.20%, 02/01/2010, (SPA: Dexia SA)	4,385,000	4,385,000
Ser. 2005-B, 2.00%, 02/02/2010, (SPA: Dexia SA)	38,419,000	38,419,000
Portland, OR Arpt. RRB, Portland Intl. Arpt., Ser. 18-B, 0.20%, VRDN, (LOC: Lloyds TSB Bank plc)	44,725,000	44,725,000
San Francisco, CA City & Cnty. Arpt. Commision RRB:
Ser. 2009-A, 0.75%, 05/01/2010, (LOC: Bank of New York Mellon Corp.)	8,250,000	8,250,000
Ser. 36-C, 0.19%, VRDN, (Insd. by FSA & SPA: Dexia SA)	18,145,000	18,145,000
Ser. 37-C, 0.20%, VRDN, (SPA: Dexia SA)	9,900,000	9,900,000

		211,501,000

CONTINUING CARE RETIREMENT COMMUNITY 2.4%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, El Centro Del Barrio Proj.:
Ser. 2007-A, 0.22%, VRDN, (LOC: JPMorgan Chase & Co.)	14,755,000	14,755,000
Ser. 2007-B, 0.22%, VRDN, (LOC: JPMorgan Chase & Co.)	1,155,000	1,155,000
California CDA RRB, Univ. Retirement Proj., Ser. 2003, 0.18%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
California Fin. Auth. Hlth. Facs. RB, Northern Presbyterian Homes & Svcs., Inc., Ser. 2004, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	21,205,000	21,205,000
Chester Cnty., PA Hlth. & Ed. Facs. Auth. RB, Tel Hai Retirement Cmnty. Proj., Ser. 2009, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,790,000	6,790,000
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Residential Care Facs. RB, Lucy Corr Village, Ser. 2008-B, 0.20%, VRDN, (LOC: BB&T Corp.)	1,145,000	1,145,000
Erie Cnty., PA Hosp. Auth. Hlth. Facs. RB, St. Mary’s Home Erie Proj., Ser. 2008-B, 0.26%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Hamilton Cnty., OH Hlth. Care RB, Life Enriching Cmnty. Proj., Ser. 2006-B, 0.22%, VRDN, (LOC: PNC Financial Services Group, Inc.)	980,000	980,000
Henrico Cnty., VA EDA Residential Care Facs. RB, Westminster-Cantebury Richmond, Ser. 2008, 0.20%, VRDN, (LOC: BB&T Corp.)	3,160,000	3,160,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
New Jersey EDRRB, Arbor Glen of Bridgewater Proj., Ser. 2004, 0.16%, VRDN, (LOC: Sovereign Bank)	$700,000	$700,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Presbyterian Retirement Cmntys., Ser. B, 0.19%, VRDN, (Insd. by Radian Group, Inc. & SPA: Bank of America Corp.)	6,675,000	6,675,000
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,170,000	6,170,000
Rockland Cnty., NY Indl. Dev. Agcy. RB, Assisted Living Northern River Proj., Ser. 1999, 0.30%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,500,000	8,500,000
Valparaiso, IN Econ. Dev. RB, Pines Village Retirement Cmnty. Proj., Ser. 2008, 0.23%, VRDN, (LOC: Bank of America Corp.)	10,595,000	10,595,000

		90,930,000

EDUCATION 6.5%
Arizona State Univ. Board of Regents RB, Ser. 2008-B, 0.16%, VRDN, (SPA: Lloyds TSB Bank plc)	600,000	600,000
Baltimore Cnty., MD RB, Maryvale Prep Sch. Facs. Proj., Ser. 2005-A, 0.25%, VRDN, (LOC: M&T Bank & Trust Co.)	2,810,000	2,810,000
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.19%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,085,000	5,085,000
California CDA RB, Tiger Woods Learning Foundation, Ser. 2006, 0.15%, VRDN, (LOC: Bank of America Corp.)	6,690,000	6,690,000
California Fin. Auth. RB, Kehillah Jewish High Sch., Ser. 2009, 0.18%, VRDN, (LOC: California Bank & Trust & Insd. by FHLB)	4,890,000	4,890,000
California Infrastructure & EDRB, St. Margaret Episcopal Sch., Ser. 2008, 0.70%, VRDN, (LOC: Allied Irish Banks plc)	4,500,000	4,500,000
Cerro Gordo Cnty., IA Private Sch. Facs. RB, Newman Catholic Sch. Sys. Proj., Ser. 2002, 0.25%, VRDN, (LOC: Allied Irish Banks plc)	1,800,000	1,800,000
Colorado Edl. & Cultural Facs. Auth. RB, Vail Valley Foundation Proj., Ser. 2007, 0.18%, VRDN, (LOC: U.S. Bancorp)	5,795,000	5,795,000
Conroe, TX Independent Sch. Dist. Unlimited Tax Bldg. RRB, PUTTER, Ser. 2487, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	2,250,000	2,250,000
District of Columbia RB, Wesley Theological Seminary Issue, Ser. 2008-A, 0.19%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.25%, VRDN, (LOC: M&T Bank Corp.)	14,450,000	14,450,000
Fauquier Cnty., VA IDA RB:
Highland Sch. Proj., Ser. 2008, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	4,250,000	4,250,000
Wakefield Sch., Inc., Ser. 2008, 0.16%, VRDN, (LOC: PNC Financial Services Group, Inc.)	35,000	35,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, Univ. of the South Proj., Ser. 1994, 0.24%, VRDN	4,100,000	4,100,000
Fulton Cnty., GA Dev. Auth. RB, The Lovett Sch. Proj., Ser. 2008, 0.17%, VRDN, (LOC: SunTrust Banks, Inc.)	12,500,000	12,500,000
Illinois Dev. Fin. Auth. RB, Glenwood Sch. for Boys, Ser. 1998, 0.19%, VRDN, (LOC: Harris NA)	550,000	550,000
Iowa Higher Edl. Loan Auth. Private College Facs. RB, Graceland Univ. Proj., Ser. 2003, 0.21%, VRDN, (LOC: Bank of America Corp.)	1,900,000	1,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Villa Julie College, Ser. 2005, 0.20%, VRDN, (LOC: Bank of America Corp.)	$1,555,000	$1,555,000
Massachusetts Dev. Fin. Agcy. RB, Worcester Academy Proj., Ser. 2008, 0.38%, VRDN, (SPA: Allied Irish Banks plc)	300,000	300,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Boston College, Ser. 3115-N, 0.20%, VRDN, (Liq.: Morgan Stanley)	7,000,000	7,000,000
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Carlos Albizu Univ. Proj., Ser. 2000, 0.26%, VRDN, (LOC: Bank of America Corp.)	5,900,000	5,900,000
Mississippi Business Fin. Corp. RB, St. Andrew Episcopal Day Sch. Proj., Ser. 2003, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	3,260,000	3,260,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, William Penn Charter Sch., Ser. 2001, 0.19%, VRDN, (LOC: PNC Financial Group Services, Inc.)	4,400,000	4,400,000
Montgomery Cnty., PA IDA RB, LaSalle College High Sch., Ser. 2007-A, 0.19%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
New Jersey EDA RB, The Peddie Sch. Proj., Ser. 1996, 0.16%, VRDN, (SPA: U.S. Bank NA)	2,250,000	2,250,000
New York Dorm. Auth. RB, NY Law Sch. Proj., Ser. 2009, 0.15%, VRDN, (LOC: TD Bank NA)	4,500,000	4,500,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John’s Univ., Ser. 2007, 0.20%, VRDN, (Liq.: State Street Corp.)	26,020,000	26,020,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB:
Charlotte Country Day Sch. Proj., Ser. 2008, 0.21%, VRDN, (LOC: Bank of America Corp.)	9,440,000	9,440,000
Greensboro College Proj., Ser. 2003, 0.21%, VRDN, (LOC: Bank of America Corp.)	6,835,000	6,835,000
Guilford College Proj., Ser. 2008, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	3,755,000	3,755,000
High Point Univ. Proj., Ser. 2008, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	4,000,000	4,000,000
Ohio Higher Edl. Facs. Commission RB, Kenyon College Proj., Ser. 1999, 0.20%, VRDN, (LOC: Northern Trust Co.)	3,000,000	3,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program:
Keystone College Proj., Ser. 2002, 0.19%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,800,000	1,800,000
Univ. of Scranton Proj., Ser. 1999-E3, 0.19%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,600,000	2,600,000
Pima Cnty., AZ IDA Charter Sch. RB, Delaware Military Academy Proj., Ser. 2008, 0.19%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
Ser. 2003, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	10,770,000	10,770,000
Ser. 2006-A, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	5,500,000	5,500,000
Red River, TX Ed. Fin. Corp. RB:
Parish Day Sch. Proj., Ser. 2001-A, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	15,385,000	15,385,000
Parish Episcopal Sch. Proj., Ser. 2004, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	4,640,000	4,640,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Southern College of Optometry Proj., Ser. 2001, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	$4,900,000	$4,900,000
South Carolina Edl. Facs. Auth. RB:
For Private Non-profit Institutions Higher Learning Edl. Facs.:
Charleston Southern Univ. Proj., Ser. 2003, 0.21%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000
Spartanburg Methodist, Ser. 2005, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	1,635,000	1,635,000
Newbury College, Ser. 2008, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	2,425,000	2,425,000
University of Colorado Enterprise Sys. RRB, Ser. 2007-A, 0.45%, VRDN, (LOC: MBIA)	7,980,000	7,980,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 0.23%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
University of the District of Columbia RRB, Georgetown Univ., Ser. 2009-C, 0.16%, VRDN, (LOC: TD Bank NA)	4,500,000	4,500,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 0.26%, VRDN, (LOC: Bank of America Corp.)	1,845,000	1,845,000
Wayne Charter Cnty., MI Econ. Dev. Corp. RB, Univ. of Detroit Jesuit High Sch. Proj., 0.45%, VRDN, (LOC: Allied Irish Banks plc)	13,825,000	13,825,000

		250,525,000

GENERAL OBLIGATION – LOCAL 6.1%
Beaumont, TX Independent Sch. Dist. Bldg. GO, Ser. 2008, 0.20%, VRDN, (SPA: Deutsche Bank AG)	6,685,000	6,685,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Ser. E-5-B, 0.20%, VRDN, (LOC: Branch Banking Trust & Co.)	4,820,000	4,820,000
Chicago, IL Muni. Securitization Trust Receipts GO, Class A:
Ser. 53, 0.18%, VRDN, (SPA: Societe Generale SA)	7,305,000	7,305,000
Ser. 56, 0.18%, VRDN, (SPA: Societe Generale SA)	3,270,000	3,270,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.17%, VRDN, (LOC: U.S. Bank NA)	6,290,000	6,293,052
Cook Cnty., IL GO, Ser. 559, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,665,000	2,665,000
Del Valle, TX GO, Independent Sch. Dist. Bldg., PUTTER, Ser. 1946, 0.23%, VRDN, (LOC: JPMorgan Chase & Co.)	2,980,000	2,980,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 0.30%, VRDN, (Insd. by FGIC)	2,745,000	2,745,000
Frisco, TX GO, Independent Sch. Dist., PUTTER, Ser. 2687, 0.23%, VRDN, (LOC: JPMorgan Chase & Co.)	5,010,000	5,010,000
Harvest Junction, CO Metro. Dist. GO, Ser. 2006, 0.20%, VRDN, (LOC: U.S. Bank NA)	3,435,000	3,435,000
Indiana GO, Ser. 2010-A, 2.00%, 01/06/2011, (LOC: JPMorgan Chase & Co.)	18,000,000	18,261,158
Katy, TX GO, Independent Sch. Dist., Ser. 2000, 0.21%, VRDN, (LOC: Bank of America Corp.)	6,830,000	6,830,000
Lamar, TX Independent Sch. Dist. Construction Refunding GO, Ser. 2008, 0.20%, VRDN, (SPA: Deutsche Bank AG)	6,500,000	6,500,000
Longview, TX GO, Independent Sch. Dist., PUTTER, Ser. 3059, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	2,295,000	2,295,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Lovejoy, TX Independent Sch. Dist. Bldg. GO, Deutsche Bank Spears Trust, Ser. 2008, 0.20%, VRDN, (SPA: Deutsche Bank AG)	$3,270,000	$3,270,000
Lower Merion, PA Sch. Dist. GO, Ser. 2009-A, 0.19%, VRDN, (LOC: State Street Corp.)	8,165,000	8,165,000
Meridian Ranch, CO Metro. Dist. GO, Ser. 2009, 0.20%, VRDN, (LOC: U.S. Bank NA)	4,270,000	4,270,000
Northside, TX GO, Independent Sch. Dist., Ser. 2003, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	6,325,000	6,325,000
Oyster Bay, NY GO, BAN 2009, Ser. A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	44,965,000	44,986,005
Philadelphia, PA Sch. Dist. GO, Ser. 2007-A, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	8,800,000	8,800,000
Riverside, CA Cmnty. College Dist. Election 2004 GO, Austin Trust Certs., Ser. 2008-3312, 0.23%, VRDN, (Insd. by FSA & Liq.: Bank of America Corp.)	7,000,000	7,000,000
Schaumburg, IL GO, ROC-RR-II-R-11698, 0.19%, VRDN, (LOC: BHAC)	5,600,000	5,600,000
Secaucus, NJ GO, TAN, 1.75%, 02/19/2010	10,000,000	10,005,098
Sevier Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt.:
Ser. B-2, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	18,730,000	18,730,000
Ser. VI-L-1, 0.25%, VRDN, (LOC: Bank of America Corp.)	15,870,000	15,870,000
Spring, TX Independent Sch. Dist. Refunding GO, Deutsche Bank Spears Trust, Ser. 2008-A, 0.20%, VRDN, (SPA: Deutsche Bank AG)	3,815,000	3,815,000
Union Township, IN Sch. Corp. GO, 2.125%, 12/31/2010	3,600,000	3,642,830
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 0.17%, VRDN, (Liq.: U.S. Bank NA)	8,430,000	8,449,067
West Babylon, NY Free Sch. Dist. GO TAN, Ser. 2009, 1.75%, 06/25/2010	6,000,000	6,029,294

		234,051,504

GENERAL OBLIGATION – STATE 3.3%
California GO, Ser. 2003-C-1, 0.18%, VRDN, (LOC: Bank of America Corp.)	6,400,000	6,400,000
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.22%, VRDN, (LOC: Branch Banking & Trust Co.)	1,580,000	1,580,000
District of Columbia Refunding GO, Ser. 2008-A, 0.38%, VRDN, (LOC: Allied Irish Banks plc)	4,285,000	4,285,000
Massachusetts Bay Trans. Auth. GO, Gen. Trans. Sys., Ser. 2000, 0.25%, VRDN, (SPA: Dexia SA)	10,200,000	10,200,000
Massachusetts Muni. Securitization Trust Receipts GO, Class A:
0.16%, VRDN, (LOC: Societe Generale SA)	7,625,000	7,625,000
0.16%, VRDN, (SPA: Dexia SA)	4,250,000	4,250,000
Michigan Muni. Board Auth. State Aid GO:
Ser. 2009-C-1, 3.00%, 08/20/2010	20,010,000	20,182,908
Ser. 2009-C-2, 2.50%, 08/20/2010, (LOC: JPMorgan Chase & Co.)	13,000,000	13,116,537
Ser. 2009-C-3, 2.50%, 08/20/2010, (LOC: Scotia Bank)	10,000,000	10,089,644
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	28,000,000	28,326,888
Washington GO:
Austin Trust Variable Cert., Ser. 2007-A, 0.21%, VRDN, (LOC: Bank of America Corp.)	4,640,000	4,640,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Washington GO:
PUTTER, Ser. 2640, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	$9,995,000	$9,995,000
Ser. 2005-C, 0.18%, VRDN, (SPA: Deutsche Bank AG)	5,630,000	5,630,000

		126,320,977

HOSPITAL 12.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr.:
Ser. 2007D, 0.30%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,450,000	9,450,000
Ser. 2008, 0.23%, VRDN, (LOC: Royal Bank of Canada)	300,000	300,000
Arizona Hlth. Facs. Auth. Hosp. Sys. RRB, Phoenix Children’s Hosp., Ser. 2007, 0.30%, VRDN, (SPA: BNP Paribas SA)	12,410,000	12,410,000
Berks Cnty., PA Muni. Auth. RB, Reading Hosp. & Med. Ctr. Proj., Ser. 2008A-1, 0.23%, VRDN, (LOC: Royal Bank of Canada)	10,000,000	10,000,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Ascension Htlh., Ser.2006-C, 0.20%, VRDN, (Liq.: Morgan Stanley & Co.)	23,625,000	23,625,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, Fort Hamilton Hosp., Ser. 2001-B, 0.95%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	19,105,000	19,105,000
California Assn. of Bay Area Govt. Fin. Auth. For Nonprofit Corp. RB:
Sharp Healthcare, Ser. 2009-C, 0.16%, VRDN, (LOC: CitiBank NA)	2,800,000	2,800,000
Zoological Society of San Diego, Ser. 2009-C, 0.17%, VRDN, (LOC: Bank of America Corp.)	3,670,000	3,670,000
California CDA RB:
Rady Children’s Hosp., Ser. 2008-B, 0.17%, VRDN, (LOC: Bank of the West)	9,115,000	9,115,000
Sutter Hlth., Ser. 3108, 0.20%, VRDN, (Insd. by AMBAC)	6,000,000	6,000,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.16%, VRDN, (LOC: Commerce Bancorp, Inc.)	7,945,000	7,945,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc. Proj.:
Ser. 2002-B, 0.20%, VRDN, (LOC: U.S. Bank NA)	5,120,000	5,120,000
Ser. 2009, 0.16%, VRDN, (LOC: U.S. Bank NA)	3,900,000	3,900,000
Hamilton, IL Mem. Hosp. Dist. RB, Hamilton Mem. Hosp. Dist. Proj., Ser. 2007, 0.22%, VRDN, (LOC: JPMorgan Chase & Co.)	18,225,000	18,225,000
Harris Cnty., TX Cultural Edl. Facs. Fin. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. 2008-D, 0.55%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.16%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Illinois Fin. Auth. RB:
Resurrection Hlth. Proj., Ser. 2005-B, 0.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	33,350,000	33,350,000
Rush Univ. Med. Ctr. Obl. Group, Ser. 2008-A, 0.19%, VRDN, (LOC: Northern Trust Co.)	3,500,000	3,500,000
Southern Illinois Healthcare:
0.20%, VRDN, (LOC: Bank of Nova Scotia)	9,160,000	9,160,000
0.23%, VRDN, (LOC: RBC)	10,000,000	10,000,000
Illinois Fin. Auth. RRB, Univ. Chicago Med. Ctr., Ser. 2009-B-2, 0.20%, VRDN, (LOC: Bank of Montreal)	9,890,000	9,890,000
Indiana Fin. Auth. Hlth. Sys. RB, Sisters of St. Francis Hlth. Svcs., Inc. Proj., Ser. 2009-A, 0.18%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Indiana Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. 2008D-1 , 0.16%, VRDN	$20,820,000	$20,820,000
Indiana Hlth. & Edl. Facs. Fin. Auth. RB, Clarian Hlth. Obligated Group, Ser. 2005-D, 0.19%, VRDN, (LOC: Branch Bank & Trust Co.)	8,920,000	8,920,000
Indiana Hlth. Facs. Fin. Hosp. Auth. RB, Cmnty. Hosp. Proj., Ser. 2000-B, 0.21%, VRDN, (LOC: Bank of America Corp.)	2,115,000	2,115,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 0.19%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 0.25%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Kentucky Econ. Dev. Fin. Auth. Hosp. RB:
Ashland Hosp. Corp., Ser. B, 0.20%, 02/04/2010, (LOC: Branch Bank & Trust Co.)	15,000,000	15,000,000
Baptitst Hlth. Care Sys. Obl. Group, Ser. 2009-B-3, 0.16%, VRDN, (LOC: Branch Banking & Trust Co.)	7,655,000	7,655,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, St. Luke’s Hosp. Bethlethem, PA Proj.:
Ser. 385, 0.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
Ser. 566, 0.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,315,000	10,315,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 0.35%, VRDN, (LOC: Bank One)	315,000	315,000
Lorain Cnty., OH Hosp. Facs. RRB, Regl. Med. Ctr. Proj., Ser. 2008, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	2,800,000	2,800,000
Louisiana Pub. Facs. Auth. RB, Christus Hlth., Ser. 2009-B-1, 0.21%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,000,000	2,000,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB:
Anne Arundel Hlth. Sys., Ser. 2009-B, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	39,000,000	39,000,000
Stella Maris Issue, Ser. 1997, 0.22%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	12,120,000	12,120,000
New York Dorm. Auth. RB, North Shore Long Island Jewish Obl. Group, Ser. 2009-B, 0.16%, VRDN, (LOC: TD Bank NA)	8,000,000	8,000,000
North Carolina Med. Care Cmnty. Healthcare Facs. RRB:
Baptist Hosp. Proj., Ser. 2009-C, 0.17%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.16%, VRDN, (LOC: Bank of America Corp.)	3,980,000	3,980,000
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-2, 0.18%, VRDN, (LOC: Branch Banking & Trust Co.)	5,180,000	5,180,000
Wake Forest Univ. Hlth. Sciences, Ser. 2008-C, 0.21%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Pike Cnty., OH Hlth. Care Facs. RB, Traditions Hlth. Care. Obl. Group, Ser. 2007, 0.22%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Riverton, UT Hosp. RB, IHC Hlth. Svcs., Inc., Ser. 2009, PUTTER, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	9,595,000	9,595,000
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj.:
Ser. 2008-B, 0.19%, VRDN, (LOC: U.S. Bank NA)	6,000,000	6,000,000
Ser. 2008-C, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	5,400,000	5,400,000
South Carolina Jobs EDA Hosp. Facs. RB, Anmed Hlth. Proj., Ser. A, 0.16%, VRDN, (Liq.: Branch Banking & Trust & Co.)	3,000,000	3,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.23%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	$26,540,000	$26,540,000
South Dakota Hlth. & Edl. Facs. Auth. RB, Sioux Valley Hosp. & Hlth. Sys. Proj., Ser. 2001-C, 0.21%, VRDN, (LOC: U.S. Bank NA)	7,500,000	7,500,000
St. Cloud, MN Hlth. Care RRB, Cenracare Htlh. Sys. Proj., Ser. 2009-A, 0.20%, VRDN, (LOC: Bank of Nova Scotia)	3,200,000	3,200,000
University of Wisconsin Hosp. & Clinics Auth. RRB, Ser. 2009-A, 0.20%, VRDN, (LOC: U.S. Bank NA)	4,870,000	4,870,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, St. Camillus Hlth. Ctr. Proj., Ser. 2005, 0.27%, VRDN, (LOC: U.S. Bank NA)	2,375,000	2,375,000
Wood Cnty., OH Hosp. Facs. RRB, Wood Cnty. Hosp. Assn. Proj., Ser. 2008, 0.22%, VRDN, (LOC: JPMorgan Chase & Co.)	35,525,000	35,525,000

		467,130,000

HOUSING 24.5%
Alachua Cnty., FL HFA MHRB, Sante Fe Apts. Proj., Ser. 2008, 0.20%, VRDN, (Insd. by FNMA)	8,500,000	8,500,000
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 0.25%, VRDN, (Insd. by FNMA)	4,385,000	4,385,000
Alaska Hsg. Fin. Corp. RB, Ser. 2002-A, 0.26%, VRDN, (SPA: Dexia SA)	90,590,000	90,590,000
Arlington Cnty., VA IDA MHRRB, Woodbury Park Apts. Proj., Ser. 2005-A, 0.20%, VRDN, (Insd. by FHLMC)	800,000	800,000
Baltimore Cnty., MD RB, Cross Creek Apts. Proj., Ser. 2008, 0.24%, VRDN, (LOC: PNC Financial Services Group, Inc.)	4,465,000	4,465,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRRB, Vista Meadows/Fredricksburg Place Apts. Proj., Ser. 2006, 0.20%, VRDN, (Insd. by FHLMC)	6,435,000	6,435,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.21%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Burbank, CA Redev. Agcy. MHRB, Ser. 1985-A, 0.16%, VRDN, (Insd. by FHLB)	13,290,000	13,290,000
California CDA MHRB:
Glen Haven Apts., Ser. 2002, 0.22%, VRDN, (Insd. by FNMA)	2,600,000	2,600,000
La Puente Apts., Ser. JJ, 0.22%, VRDN, (LOC: U.S. Bank NA)	6,300,000	6,300,000
Ridgeway Apts., Ser. 2009, 0.15%, VRDN, (Insd. by FHLMC)	7,200,000	7,200,000
California CDA MHRRB, PUTTER, Ser. 2680, 0.30%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co)	900,000	900,000
California CDA RB, Pennsylvania Valley Apt. Auth. Proj., Ser. 2001, 0.35%, VRDN, (Insd. by FHLMC)	1,725,000	1,725,000
California HFA Home Mtge. RB, ROC-RR-II-R-11640, 0.27%, VRDN, (Insd. by GNMA & Liq.: CitiBank NA)	9,600,000	9,600,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.35%, VRDN, (SPA: State Street Corp.)	1,239,055	1,239,055
Ser. 2004-10, 0.35%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	4,146,000	4,146,000
Ser. 2005-14, 0.35%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	2,237,000	2,237,000
Ser. 2006-06, 0.35%, VRDN, (Liq.: State Street Corp.)	2,753,000	2,753,000
Ser. 2007-19, 0.35%, VRDN, (Liq.: State Street Corp.)	12,571,000	12,571,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., Ser. 1996, 0.20%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Colorado HFA SFHRB, Ser. A-3, 0.23%, VRDN, (Insd. by FNMA)	$6,500,000	$6,500,000
Connecticut HFA RB:
Ser. A-1, 0.23%, VRDN, (SPA: JPMorgan Chase & Co.)	22,000,000	22,000,000
Ser. A-2, 0.23%, VRDN, (Liq.: State Street Corp.)	8,600,000	8,600,000
Denver, CO City & Cnty. MHRRB, Garden Court Cmnty. Proj., Ser. 2008, 0.23%, VRDN, (Insd. by FNMA)	8,150,000	8,150,000
District of Columbia HFA MHRB, Tyler House Trust, Ser. 1995-A, 0.56%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	24,200,000	24,200,000
Eden Prairie, MN MHRRB, Park At City West Apts. Proj., Ser. 2001, 0.32%, VRDN, (Insd. by FHLMC)	300,000	300,000
FHLMC MHRB:
Class A Cert., Ser. M021, 0.24%, VRDN, (Gtd. by FHLMC)	34,125,000	34,125,000
Ser. M001, Class A, 0.26%, VRDN, (Insd. by & Liq.: FHLMC)	11,490,169	11,490,169
Ser. M019, 0.24%, VRDN, (Insd. by FHLMC)	19,220,000	19,220,000
Florida Hsg. Fin. Corp. MHRB, Mariner’s Cay Apts., Ser. 2008-M, 0.20%, VRDN, (Insd. by FNMA)	2,750,000	2,750,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., Ser. 1999, 0.25%, VRDN, (Liq.: FHLMC)	9,675,000	9,675,000
Hawaii Hsg. Fin. & Dev. Corp. MHRB, Lokahi Kau, Ser. 2008, 0.20%, VRDN, (Insd. by FHLMC)	5,200,000	5,200,000
Howard Cnty., MD MHRRB, Sherwood Crossing Apts., Ser. 2003, 0.20%, VRDN, (Insd. by FNMA)	13,910,000	13,910,000
Illinois Dev. Fin. Auth. Hsg. RB, Crown Court Properties Ltd. Proj., Ser. 2001-A, 0.21%, VRDN, (LOC: U.S. Bank NA)	2,040,000	2,040,000
Illinois Dev. Fin. Auth. Residential Rental RB, Harris Pavilion Proj., Ser. 1994, 0.27%, VRDN, (Insd. by FHLMC)	6,450,000	6,450,000
Iowa Fin. Auth. SFHRB, Ser. 2006-F, 0.23%, VRDN, (LOC: State Street Corp.)	12,000,000	12,000,000
Jacksonville, FL HFA MHRRB, St. Augustine Apts. Proj., Ser. 2006, 0.21%, VRDN, (Insd. by FNMA)	3,300,000	3,300,000
Jefferson Cnty., TX Hsg. Fin. Corp. MHRB, Lakes Trust:
Ser. 2008-1, 0.30%, VRDN, (LOC: Bank of America Corp.)	8,490,000	8,490,000
Ser. 2008-2, 0.30%, VRDN, (LOC: Bank of America Corp.)	6,100,000	6,100,000
King Cnty., WA Hsg. Auth. RB, Summerfield Apts. Proj. for YWCA of Seattle-King Cnty., Ser. 2005, 0.23%, VRDN, (LOC: U.S. Bank NA)	1,720,000	1,720,000
Lake Cnty., IL MHRB, Whispering Oaks Apts. Proj., Ser. 2008, 0.21%, VRDN, (Insd. by FHLMC)	6,500,000	6,500,000
Lee Cnty., FL HFA SFHRB:
Ser. 2908Z, 0.35%, VRDN, (Insd. by GNMA & Liq.: JPMorgan Chase & Co.)	6,170,000	6,170,000
Ser. 2909Z, 0.35%, VRDN, (Insd. by GNMA & Liq.: JPMorgan Chase & Co.)	6,180,000	6,180,000
Maine Hsg. Auth. Mtge. RB, Ser. G, 0.20%, VRDN, (SPA: State Street Corp.)	17,020,000	17,020,000
Maryland CDA Dept. Hsg. & Cmnty. Dev. RB:
Ser. 2006-G, 0.25%, VRDN, (SPA: State Street Corp.)	18,200,000	18,200,000
Ser. 2007-J, 0.21%, VRDN, (SPA: KBC Bank NV)	28,680,000	28,680,000
Maryland CDA MHRB, Hopkins Village Apts., Ser. 2008-F, 0.20%, VRDN, (Liq.: FHLMC)	3,000,000	3,000,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 0.34%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Memphis, TN Hlth. Edl. & Hsg. Facs. Board RB, PFOTER, Corning Village Apts., 0.35%, VRDN, (Insd. by FHLMC)	$3,480,000	$3,480,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,130,000	3,130,000
0.35%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	60,265,000	60,265,000
0.35%, VRDN, (Insd. by FHLMC)	53,975,000	53,975,000
Class C, 0.25%, VRDN, (SPA: Lloyds TSB Group plc)	50,940,000	50,940,000
Michigan HDA RB, Rental Hsg. Proj.:
Ser. 2006-A, 0.29%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	14,855,000	14,855,000
Ser. 2006-C, 0.29%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	29,655,000	29,655,000
Minneapolis, MN MHRB, Stone Arch Apts., 0.30%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Bond Securitization Trust Cert. RB, Carleton Lofts Proj., Class A, 0.40%, VRDN, (LOC: LaSalle Bank NA)	8,245,000	8,245,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 0.35%, VRDN, (SPA: Danske Bank)	2,000,000	2,000,000
Montgomery Cnty., MD Hsg. Opportunities RB, Ser. 2002-C, 0.19%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Montgomery Cnty., MD SFHRB, Ser. F, 0.24%, VRDN, (SPA: PNC Financial Services Group, Inc.)	10,000,000	10,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 0.40%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,650,000	15,650,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 0.51%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Nebraska Investment Fin. Auth. MHRRB, Pheasant Ridge Apts., Ser. 2008, 0.24%, VRDN, (Insd. by FHLMC)	8,950,000	8,950,000
New Hampshire HFA MHRRB, Partnership Manchester Proj., Ser. 1996, 0.16%, VRDN, (Insd. by FNMA)	4,625,000	4,625,000
New York Hsg. Fin. Agcy. RB:
North End Ave., Ser. 2004-A, 0.20%, VRDN, (Insd. by & Liq.: FNMA)	900,000	900,000
West 23rd Street, Ser. 2002-A, 0.19%, VRDN, (Insd. by & Liq.: FNMA)	2,200,000	2,200,000
New York Mtge. Agcy. Homeowner RB:
ROC-RR-II-R-11704, 0.24%, VRDN, (Liq.: CitiBank NA)	5,845,000	5,845,000
Ser. 154, 0.30%, VRDN, (SPA: Dexia SA)	2,195,000	2,195,000
Ser. 161, ROC-RR-II-R-11713, 0.19%, VRDN, (Liq.: CitiBank NA)	4,385,000	4,385,000
Ser. 71, ROC-RR-II-R-11706, 0.24%, VRDN, (Liq.: CitiBank NA)	3,645,000	3,645,000
New York Mtge. Agcy. RB:
Ser. 106, ROC-RR-II-R-11708, 0.24%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
Ser. 73-A, ROC-RR-II-R-11707, 0.24%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
New York, NY Hsg. Dev. Corp. MHRB:
Pierrepont Dev., Ser. 2000-A, 0.20%, VRDN, (LOC: Allied Irish Banks plc)	200,000	200,000
Ser. 143, ROC RR-II-R 11699, 0.25%, VRDN, (Liq.: CitiBank, NA)	1,315,000	1,315,000
Ser. 2009-C1, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	6,620,000	6,620,000
Ser. H-2-A, 0.23%, VRDN, (SPA: Dexia SA)	14,540,000	14,540,000
West End Towers, Ser. 2004-A, 0.19%, VRDN, (Insd. by FHLMC)	2,700,000	2,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Oakland, CA Redev. Agcy. MHRB, 0.35%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	$9,200,000	$9,200,000
Olathe, KS MHRRB, Jefferson Place Apts. Proj., Ser. B, 0.26%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A, 0.26%, VRDN, (LOC: FHLB)	7,650,000	7,650,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. 2008-I, 0.21%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000
Pennsylvania HFA SFHRB, Ser. 2007-98C, 0.24%, VRDN, (SPA: Dexia SA)	4,700,000	4,700,000
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 3297, 0.31%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,240,000	2,240,000
Phoenix, AZ IDA MHRRB, Del Mar Terrace Apts. Proj., Ser. 1999-A, 0.20%, VRDN, (Insd. by FHLMC)	11,500,000	11,500,000
Salem, VA IDA MHRB, Oak Park Apts. Proj., Ser. 2008, 0.25%, VRDN, (Insd. by FHLMC)	2,745,000	2,745,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB, Brookside Crossing Apts., Ser. 2008, 0.20%, VRDN, (Insd. by FHLMC)	4,900,000	4,900,000
South Dakota HDA RB, Homeownership Mtge., Ser. 2009-A, 0.17%, VRDN, (Liq.: FHLMC)	5,000,000	5,000,000
St. Louis Park, MN MHRRB, Newport on Seven Apts. Proj., Ser. 2001, 0.30%, VRDN, (Insd. by FNMA)	5,275,000	5,275,000
St. Paul, MN Hsg. & Redev. Auth. RB, Bridgecreek Place, Ltd. Proj., Ser. 2004-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	9,250,000	9,250,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj., 0.35%, VRDN, (Insd. by FHLMC)	13,060,000	13,060,000
Texas Hsg. Options, Inc. MHRB, Mill City Parcel, Ser. 2006-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000
Vermont Hsg. Fin. Agcy. SFHRB:
Ser. 19B, 0.27%, VRDN, (LOC: TD Bank NA)	6,650,000	6,650,000
Ser. 20B, 0.27%, VRDN, (Insd. by FSA)	6,850,000	6,850,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 0.28%, VRDN, (LOC: Bank of America Corp.)	7,410,000	7,410,000
Washington Hsg. Fin. MHRB:
Heatherwood Cmnty. Apts. Proj., Ser. 2002-A, 0.30%, VRDN, (Insd. by FHLMC)	3,400,000	3,400,000
Regency Park Apts. Proj., Ser. 1999-A, 0.30%, VRDN, (Insd. by FHLMC)	7,805,000	7,805,000
Wisconsin Hsg. & EDA RB, Ser. 2879, 0.33%, VRDN, (LOC: JPMorgan Chase & Co.)	6,920,000	6,920,000

		936,726,224

INDUSTRIAL DEVELOPMENT REVENUE 7.7%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. 2006-A, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	13,100,000	13,100,000
Alachua Cnty., FL IDRB, Florida Rock Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.19%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,533,000	1,533,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., Ser. 1998, 0.25%, VRDN, (SPA: Royal Bank of Scotland)	$9,250,000	$9,250,000
Atkinson & Coffee Cnty., GA Dev. Auth. Solid Waste RB, Langboard, Inc. Proj., Ser. 2008, 0.50%, VRDN, (LOC: CoBank)	16,800,000	16,800,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., Ser. 2006, 0.41%, VRDN, (LOC: U.S. Bancorp)	3,805,000	3,805,000
Calhoun Cnty., AL EDRB, Southern Bag Expansion Proj., Ser. 1998, 0.63%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Calhoun, TX Port Auth. Env. Facs. RB, Formosa Plastics Proj., 0.28%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Carroll Cnty., GA Dev. Auth. RRB, Royal Metal Products, Inc. Proj., Ser. 2007, 0.30%, VRDN, (LOC: Branch Bank & Trust Co.)	2,590,000	2,590,000
Clarksville, TN Pub. Bldg. Auth. RB, Ser. 2009, 0.25%, VRDN, (LOC: Bank of America Corp.)	21,610,000	21,610,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., Ser. 2000, 0.53%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDA RB, Standex Intl. Corp. Proj., 0.32%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.45%, VRDN, (LOC: Wells Fargo & Co.) °°	1,685,000	1,685,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 0.45%, VRDN, (LOC: Wells Fargo & Co.) °°	1,530,000	1,530,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.70%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB:
Dallhart Jersey Ranch, Inc., Ser. 2008, 0.50%, VRDN, (LOC: CoBank)	1,700,000	1,700,000
Hilmar Cheese Co., Inc. Proj., Ser. 2009, 0.20%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, Ser. 1997, 0.75%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., Ser. 1999, 0.45%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., Ser. 1999, 0.30%, VRDN, (LOC: U.S. Bancorp)	910,000	910,000
East Peoria, IL Comml. Dev. RRB, Kroger Co. Proj., Ser. 2003, 0.30%, VRDN, (LOC: U.S. Bank NA)	3,125,000	3,125,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., Ser. 1997, 0.34%, VRDN, (LOC: Harris NA)	1,020,000	1,020,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 0.25%, VRDN, (LOC: Bank of America Corp.)	2,420,000	2,420,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 0.59%, VRDN, (LOC: Bank of America Corp.)	300,000	300,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj.:
Ser. 2010-A, 0.30%, VRDN, (Insd. by FHLB)	1,130,000	1,130,000
Ser. 2010-B, 0.25%, VRDN, (Insd. by FHLB)	3,435,000	3,435,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., Ser. 1985, 0.19%, VRDN, (LOC: Rabobank Intl.)	7,500,000	7,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., Ser. 1996, 0.35%, VRDN, (LOC: Bank One)	$1,230,000	$1,230,000
Iowa Fin. Auth. IDRB, Interwest Proj., Ser. 2001, 0.50%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	2,360,000	2,360,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., Ser. 1984, 0.18%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 0.50%, 02/04/2010, (SPA: Bay Hypo-Und Vereinsbank AG)	3,800,000	3,800,000
Kanawha, Cnty., WV IDRB, Kroger Co.:
Ser. 2004-A, 0.30%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
Ser. 2004-B, 0.30%, VRDN, (LOC: U.S. Bank NA)	6,850,000	6,850,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 0.50%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,600,000	3,600,000
Le Mars, LA IDRB, Feuerhelm Properties LP Proj., Ser. 2000-A, 0.50%, VRDN, (LOC: Bank of the West)	1,850,000	1,850,000
Louisiana Pub. Facs. Auth. RB, Port LLC Proj., Ser. 2008, 0.22%, VRDN, (LOC: Bank of America Corp.)	5,300,000	5,300,000
Macomb Cnty., MI Econ. Dev. Corp. RB, TPA, Inc. Proj., Ser. 2007-A, 0.34%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Madeira, OH Econ. Dev. RRB, Kroger Co., Ser. 2004, 0.30%, VRDN, (LOC: U.S. Bank NA)	2,050,000	2,050,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., Ser. 2001, 0.35%, VRDN, (LOC: U.S. Bancorp)	1,975,000	1,975,000
Marmet, WV Comml. Dev. RRB, Kroger Co., Ser. 2004, 0.30%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., Ser. 2000-A, 0.33%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Mibelloon Dairy Proj., Ser. 2006, 0.45%, VRDN, (LOC: Wells Fargo & Co.) °°	3,000,000	3,000,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 0.60%, VRDN, (LOC: Firstbank Corp.)	980,000	980,000
Montgomery Cnty., KY Indl. Bldg. Facs. RB, Fineblanking Corp. Proj., Ser. 1996, 0.32%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., Ser. 1997, 0.45%, VRDN, (LOC: Wells Fargo & Co.) °°	5,500,000	5,500,000
New Jersey EDA Sch. Facs. RRB, Ser. 3824, 0.45%, VRDN, (SPA: Dexia SA)	1,220,000	1,220,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., Ser. 2001, 0.50%, VRDN, (LOC: U.S. Bancorp)	2,225,000	2,225,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	1,550,000	1,550,000
Olathe, KS IDRB, Insulite Proj., Ser. 2000, 0.20%, VRDN, (LOC: U.S. Bancorp)	1,065,000	1,065,000
Onondaga Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Syracuse Resh Corp. Proj., Ser. 2005, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	9,100,000	9,100,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., Ser. 1999, 1.25%, VRDN, (LOC: U.S. Bancorp)	945,000	945,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., Ser. 2007, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	$3,700,000	$3,700,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989, 0.61%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 0.30%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB:
Alaark Manufacturing Corp. Proj., Ser. 2000, 0.39%, VRDN, (LOC: Associated Bank NA)	1,725,000	1,725,000
Vortex Liquid Color Proj., 0.30%, VRDN, (LOC: Associated Bank NA)	1,340,000	1,340,000
Skokie, IL EDRB, Skokie Fashion Square Proj., Ser. 1984, 0.60%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB, Blue Ridge Log Cabins, LLC, Ser. 2007, 0.30%, VRDN, (LOC: Branch Bank & Trust Co.)	6,775,000	6,775,000
Springfield., TN Indl. Dev. Board RRB, Kroger CO., Ser. 2004, 0.30%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
St. Charles Cnty., MO IDA RB:
Craftsmen Inds. Proj., Ser. 1998-A, 0.36%, VRDN, (LOC: U.S. Bancorp)	5,300,000	5,300,000
Kuenz Heating & Sheet Metal, Ser. 2001, 0.56%, VRDN, (LOC: U.S. Bancorp)	2,035,000	2,035,000
Stark Cnty., OH IDRRB, Kroger Co., Ser. 2004, 0.30%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Traill Cnty., ND IDRB, American Crystal Proj., 0.45%, VRDN, (LOC: CoBank)	27,330,000	27,330,000
Tuscarawas Cnty., OH Port Auth. IDRB, Plymouth Foam, Inc. Proj., Ser. 2008, 0.36%, VRDN, (LOC: U.S. Bancorp)	5,035,000	5,035,000
Wabash, IN EDRB, Martin Yale Inds. Proj., Ser. 1998, 1.25%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 0.50%, VRDN, (LOC: Wells Fargo & Co.) °°	1,360,000	1,360,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., Ser. 2001, 0.50%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
West Frankfort, IL IDRRB, Kroger Co., Ser. 2004, 0.30%, VRDN, (LOC: U.S. Bank NA)	800,000	800,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 0.40%, VRDN, (LOC: Crestar Bank)	1,340,000	1,340,000
Ser. B, 0.40%, VRDN, (LOC: Crestar Bank)	800,000	800,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., Ser. 1996, 0.71%, VRDN, (LOC: Bank of the West)	3,180,000	3,180,000

		295,013,000

MANUFACTURING 0.2%
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 0.35%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000

		8,650,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 9.7%
Branch Banking & Trust Co. Muni. Trust RB:
Ser. 1037, 0.29%, VRDN, (LOC: Branch Banking & Trust Co.)	$32,125,000	$32,125,000
Ser. 1038, 0.36%, VRDN, (LOC: Branch Banking & Trust Co.)	33,315,000	33,315,000
Ser. 5003, 0.51%, VRDN, (SPA: Rabobank Intl.)	27,457,713	27,457,713
Brazos River, TX Harbor Naval Dist. Brazoria Cnty. RB, BASF Corp. Proj., Ser. 2001, 0.40%, VRDN, (Gtd. by BASF Corp.)	500,000	500,000
Brazos, TX Harbor Indl. Dev. Corp. RRB, BASF Corp. Proj., Ser. 2001, 0.37%, VRDN, (Gtd. by BASF Corp.)	4,400,000	4,400,000
Butler Cnty., OH Capital Funding RB, CCAO Low Cost Capital, Ser. 2005-A, 0.20%, VRDN, (LOC: U.S. Bank NA)	2,705,000	2,705,000
California CDA PCRB, Chevron, USA, Inc. Proj., Ser. 2002, 0.14%, VRDN, (Gtd. by Chevron Corp.)	500,000	500,000
California Fin. Auth. PCRRB, BP West Coast Products, LLC, 0.16%, VRDN, (Gtd. by BP plc)	10,300,000	10,300,000
California Infrastructure & EDRB, San Francisco Ballet Assn., Ser. 2008, 0.21%, VRDN, (LOC: Allied Irish Banks plc)	100,000	100,000
California Infrastructure & EDRRB, Los Angeles Cnty. Museum of Natural History, Ser. 2008-B, 0.18%, VRDN, (LOC: Bank of New York Mellon Corp.)	500,000	500,000
California Muni. Fin. Auth. PCRB, Chevron, Inc. Proj., Ser. 2005, 0.13%, VRDN, (Gtd. by Chevron Corp.)	7,385,000	7,385,000
Cassia Cnty., ID Indl. Dev. Corp. RB:
East Valley Cattle LLC Proj., Ser. 2006, 0.50%, VRDN, (LOC: RaboBank)	7,000,000	7,000,000
Vance Dairy Construction Proj., Ser. 2007, 0.50%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 0.25%, VRDN, (Liq.: State Street Corp.)	28,943,000	28,943,000
Ser. 2007-32, 0.25%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., Ser. 2006, 0.50%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., Ser. 2007, 0.50%, VRDN, (LOC: CoBank)	23,850,000	23,850,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 0.50%, VRDN, (LOC: Wells Fargo & Co.) °°	4,000,000	4,000,000
Illinois Fin. Auth. RB, Easter Seals Metro Chicago, Inc. Proj., Ser. 2007, 0.20%, VRDN, (LOC: Harris NA)	1,300,000	1,300,000
Iowa Fin. Auth. RB, Randy & Ronnie Hunt Partnership Proj., Ser. 2009, 0.20%, VRDN, (SPA: Rabobank Nederland NV)	3,250,000	3,250,000
Jerome Cnty., ID Econ. Dev. Corp. RB, Davisco Foods Intl. Proj., Ser. 2009, 0.20%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Kentucky EDA Fin. RB, Goodwill Industries Kentucky, Inc. Proj., Ser. 2007, 0.24%, VRDN, (LOC: PNC Financial Services Group, Inc.)	8,200,000	8,200,000
Lawrence Cnty., SD Solid Waste Disposal RB, Homestake Mining Proj., Ser. 1992-A, 0.23%, VRDN, (LOC: JPMorgan Chase & Co.)	6,000,000	6,000,000
Los Angeles, CA Sch. Dist. COP, Belmont Learning Complex Proj., Ser. 1997-A, 0.19%, VRDN, (LOC: Bank of New York Mellon Corp.)	4,490,000	4,490,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 0.40%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Maryland Econ. Dev. Corp. RB, YMCA Central Maryland, Inc. Proj., Ser. 2003, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	$2,465,000	$2,465,000
Michigan Strategic Fund Ltd. RB, Methodist Childrens Home Proj., Ser. 1995, 0.65%, VRDN, (LOC: JPMorgan Chase & Co.)	1,100,000	1,100,000
Mobile, AL IDRB, HighProv LLC Proj., Ser. 2006, 0.25%, VRDN, (Insd. by FHLB) ..	6,000,000	6,000,000
Moon, PA IDA Cmnty. Facs. RB, YMCA Greater Pittsburgh Proj., Ser. 2005, 0.19%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,420,000	1,420,000
Nebraska Invitational Fin. Auth. Solid Waste Disposal RRB, Butler Cnty. Dairy, LLC, Ser. 2009, 0.20%, VRDN, (SPA: Rabobank Nederland NV)	6,500,000	6,500,000
New York Urban Dev. Corp. RB, ROC-II-R-11710, 0.19%, VRDN, (Liq.: CitiBank NA)	2,500,000	2,500,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	800,000	800,000
New York, NY TFA Bldg. RB, Fiscal Year 2007, Ser. S-1, ROC-RR-II-R 809PB, 0.25%, VRDN, (SPA: Deutsche Bank AG)	10,510,000	10,510,000
North Carolina Port Auth. Facs. RB, Ser. 2008, 0.20%, VRDN, (LOC: Branch Banking Trust & Co.)	3,500,000	3,500,000
Oregon EDRB, Beef Northwest Feeders, Inc., Ser. 1999, 0.50%, VRDN, (LOC: Bank of America Corp.)	1,015,000	1,015,000
Pinellas Cnty., FL IDRB, Neighborly Care Network Proj., Ser. 2008, 0.20%, VRDN, (LOC: Branch Banking & Trust Co.)	5,100,000	5,100,000
Port Arthur, TX Naval Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. 2009-C, 0.19%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000
Quakertown, PA Gen. Auth. RB, Pooled Financing Program, Ser. A, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	6,675,000	6,675,000
San Diego Cnty., CA COP, Burnham Institution for Med. Research, Ser. 2005, 0.20%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000
Santa Fe Cnty., NM Tax-Exempt Ed. Facs. RB, Archdiocese Santa Fe Sch. Proj., Ser. 2008-A, 0.38%, VRDN, (LOC: Allied Irish Banks plc)	6,400,000	6,400,000
St. Joseph Cnty., IN EDRB, Hannah & Friends Proj., Ser. 2007, 0.26%, VRDN, (LOC: Bank of America Corp.)	2,210,000	2,210,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.30%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,500,000	7,500,000
Tuscaloosa Cnty., AL IDA Tax Exempt Gulf Opportunity Zone RB, Hunt Refining Proj.:
Ser. 2008-A, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Ser. 2008-C, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	21,905,000	21,905,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., Ser. 1999, 0.30%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000

		373,425,713

PUBLIC FACILITIES 0.7%
Breckinridge Cnty., KY Lease Program RB:
Assn. Cntys. Leasing Trust, Ser. 1999, 0.20%, VRDN, (LOC: U.S. Bank NA)	2,705,000	2,705,000
Ser. 2001-A, 0.20%, VRDN, (LOC: U.S. Bank NA)	1,305,000	1,305,000
New Jersey Bldg. Auth. RB, Subser. A-3, 0.16%, VRDN, (SPA: Bank of Nova Scotia)	6,100,000	6,100,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Orange Cnty., FL Sch. Board COP, Deutsche Bank Spears Trust, Ser. 2007-A, 0.20%, VRDN, (SPA: Deutsche Bank AG)	$2,855,000	$2,855,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. of Philadelphia Proj., Ser. 2006-B, 0.50%, VRDN	4,705,000	4,705,000
University of Maryland COP, College Business Sch. Proj., Ser. 2000, 0.25%, VRDN, (LOC: Bank of America Corp.)	4,940,000	4,940,000
Williamstown, KY League of Cities Funding Trust Lease RB, Ser. 2008-A, 0.18%, VRDN, (LOC: U.S. Bank NA)	3,855,000	3,855,000

		26,465,000

RESOURCE RECOVERY 0.1%
Massachusetts Dev. Fin. Agcy. Resource Recovery RB, Waste Mgmt., Inc. Proj., Ser. 1999, 0.24%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000

SOLID WASTE 4.7%
Hancock Cnty., KY Solid Waste Disposal Facs. RB, Nsa Ltd. Proj., Ser. 1998, 0.24%, VRDN, (LOC: Bank of America Corp.)	7,815,000	7,815,000
Iowa Fin. Auth. Solid Waste Disposal RB, Real Estate Iowa One Proj., Ser. 2006, 0.45%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 0.23%, VRDN, (LOC: RaboBank Nederland)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB:
Ambian Dairy, LLC Proj., Ser. 2008, 0.44%, VRDN, (LOC: CoBank)	3,600,000	3,600,000
Ser. 2006, 0.50%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, IESI Corp., Ser. 2007, 0.22%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Morgantown, KY Solid Waste Disposal Facs. RB, Imco Recycling, Inc. Proj., Ser. 2004, 0.45%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	5,000,000	5,000,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB:
Feenstra Investments, LLC Proj., Ser. 2002, 0.50%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Sorio Bravo Dairy Farm, Ser. 2002, 0.50%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.38%, VRDN, (Gtd. by Flint Hills Resources)	5,000,000	5,000,000
Ser. 2002-A, 0.28%, VRDN, (Gtd. by Flint Hills Resources)	43,600,000	43,600,000
Ser. 2006, 0.38%, VRDN, (Gtd. by Flint Hills Resources)	19,000,000	19,000,000
Ser. 2007, 0.38%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.38%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Racine, WI Solid Waste Disposal RRB, Republic Svcs., Inc. Proj., Ser. 2004, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	5,000,000	5,000,000
Stevens Cnty., MN Solid Waste Disposal RB, Riverview Dairy Proj., Ser. 2007, 0.30%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008, 0.30%, VRDN, (LOC: Bank of North Dakota)	10,000,000	10,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., Ser. 2006, 0.50%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		180,915,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 2.7%
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 0.23%, VRDN, (LOC: Northern Trust Co.)	$2,960,000	$2,960,000
Ser. B, 0.23%, VRDN, (LOC: Northern Trust Co.)	2,385,000	2,385,000
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669, 0.20%, VRDN, (Insd. by Deutsche Bank)	3,550,000	3,550,000
Colorado Mid-cities Metro. Dist. No 1 Spl. Impt. RRB, Ser. 2004-A, 0.20%, VRDN, (SPA: BNP Paribas SA)	13,170,000	13,170,000
Denver, CO Urban Renewal Auth. Tax Increment RB, Downtown Denver Proj., Ser. A-1, 0.20%, VRDN, (LOC: Compass Bank)	3,930,000	3,930,000
Illinois Regl. Transit Auth. MSTR RB, Ser. 55, Class A, 0.18%, VRDN, (LOC: Societe Generale SA)	2,420,000	2,420,000
Irvine, CA Assmt. Ltd. Obl. Impt. RB, Ser. 07-22-A, 0.18%, VRDN, (SPA: KBC Bank NV)	10,370,000	10,370,000
Irvine, CA Reassement Ltd. Obl. Impt. RB, Ser. 85-7-A, 0.22%, VRDN, (Insd. by FSA)	9,200,000	9,200,000
Irvine, CA Unified Sch. Dist. Spl. Tax RB, Austin Trust Cert., Ser. 2007-315, 0.28%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	2,915,000	2,915,000
Lake Cnty., FL Capital Impt. RB, Deutsche Bank Spears Trust, Ser. 2007, 0.20%, VRDN, (SPA: Deutsche Bank AG)	6,971,000	6,971,000
Metropolitan Atlanta Rapid Trans. Auth. Sales Tax RRB, Ser. P, 0.18%, VRDN, (LOC: Societe Generale SA)	9,305,000	9,305,000
New York Convention Ctr. Dev. Corp. RB, New York Hotel Unit Fee Secured, Ser. 3095, 0.20%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	12,300,000	12,300,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.19%, VRDN, (Liq.: Deutsche Bank AG)	800,000	800,000
San Joaquin Cnty., CA Trans. Auth. Sales Tax RB, 0.19%, 02/08/2010, (LOC: CitiBank NA)	16,000,000	16,000,000
San Jose, CA Redev. Agcy. RB, Merged Area Redev. Proj., Ser. A, 0.15%, VRDN, (LOC: JPMorgan Chase & Co.)	5,750,000	5,750,000

		102,026,000

STUDENT LOAN 2.7%
Branch Banking & Trust Co. Muni. Trust Floater RB:
Ser. 2062, 0.13%, VRDN, (Liq.: Branch Banking & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 0.19%, VRDN, (Liq.: Branch Banking & Trust Co.)	16,295,000	16,295,000
Ser. 2064, 0.15%, VRDN, (Liq.: Branch Banking & Trust Co.)	18,445,000	18,445,000
Michigan Higher Ed. Auth. Student Loan RRB, RBC Muni. Products Trust, Inc. Cert., Ser. L-33, 0.25%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065, 0.22%, VRDN, (LOC: Branch Bank & Trust Co.)	9,495,000	9,495,000

		103,325,000

TOBACCO REVENUE 0.1%
Golden State Tobacco Securitization Corp. RB, California Tobacco Settlement, Ser. 2005-A, 0.27%, VRDN, (Liq.: Morgan Stanley)	5,390,000	5,390,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.4%
California Toll Auth RB, San Francisco Bay Area, Ser. 2008-D-1, 0.16%, VRDN, (SPA: BNP Paribas)	$15,000,000	$15,000,000
New Jersey Deutsche Bank Spears Trust RB:
Ser. 2006-B, 0.19%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	1,800,000	1,800,000
Ser. 2006-C, 0.18%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	5,000,000	5,000,000
New Jersey Trans. Auth. RB:
Ser. 3859, 0.45%, VRDN, (SPA: Dexia SA)	2,260,000	2,260,000
Ser. A, 0.45%, VRDN, (Insd. by FGIC)	3,080,000	3,080,000
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.20%, VRDN, (Gtd. by State Street Corp.)	15,000,000	15,000,000
Ser. 2005-D, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	2,780,000	2,780,000
Ser. DC-8033, 0.25%, VRDN, (Insd. by FSA & LOC: Dexia SA)	600,000	600,000
New Jersey Turnpike Auth. RB, Ser. 2009-C, 0.18%, VRDN, (LOC: Bank of Nova Scotia)	450,000	450,000
New York Metropolitan Trans. Auth. RB, Ser. 2005-A, ROC-RR-II-R 594PB, 0.25%, VRDN, (Insd. by AMBAC)	21,230,000	21,230,000
North Texas Throughway Auth. RRB, Ser. DB-620, 0.20%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,565,000	18,565,000
Pennsylvania Turnpike Commission RRB, Ser. D, 0.19%, VRDN, (Insd. by FSA & SPA: JPMorgan Chase & Co.)	4,275,000	4,275,000

		90,040,000

UTILITY 5.3%
Central Plains, NE RB, Nebraska Gas Proj. No. 2, Ser. 2009, 0.19%, VRDN, (SPA: Royal Bank of Canada)	15,000,000	15,000,000
Colorado Springs, CO Util. Sys. RB, Ser. 2005-A, 0.19%, VRDN, (LOC: State Street Corp.)	28,630,000	28,630,000
Colorado Springs, CO Util. Sys. RRB, Ser. B, 0.20%, VRDN, (SPA: Dexia SA)	9,000,000	9,000,000
Escambia Cnty., FL Solid Waste Disposal Sys. RB, Gulf Power Co. Proj., Ser. 2009, 0.19%, VRDN, (Gtd. by Gulf Power Co.)	4,500,000	4,500,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.18%, VRDN, (SPA: Societe Generale SA)	10,300,000	10,300,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.19%, VRDN, (SPA: Royal Bank of Canada)	12,230,000	12,230,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.45%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	3,500,000	3,500,000
Monroe Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Corp. Proj., Ser. 2009-A, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	3,600,000	3,600,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply RB, Ser. 2009, 0.19%, VRDN, (LOC: RBC)	20,000,000	20,000,000
Northern California Transmission Agcy. RRB, Oregon Transmission Proj., Ser. A, 0.20%, VRDN, (Insd. by FSA & SPA: Dexia SA)	22,590,000	22,590,000
Philadelphia, PA Gas Works RB, Deutsche Bank Spears Trust, Ser. 1998, 0.18%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	21,710,000	21,710,000
Puerto Rico Elec. Power Auth. MSTR RB, Ser. UU, Class A, 0.20%, VRDN, (SPA: Societe Generale)	10,080,000	10,080,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
San Antonio, TX Elec. & Gas RRB, Deutsche Bank Spears Trust, Ser. 2007, 0.20%, VRDN, (SPA: Deutsche Bank AG)	$8,280,000	$8,280,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.18%, VRDN, (SPA: Societe Generale SA)	20,300,000	20,300,000
Washington Pub. Power Supply Sys. RB, Nuclear Proj., Ser. 1993-1A, 0.15%, VRDN, (LOC: Bank of America Corp.)	6,355,000	6,355,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.28%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,840,000	6,840,000

		202,915,000

WATER & SEWER 3.1%
California Dept. Water Resource & Power Supply RB:
Ser. 2002B-2, 0.17%, VRDN, (LOC: State Street Corp.)	18,690,000	18,690,000
Ser. 2002B-6, 0.15%, VRDN, (LOC: State Street Corp.)	12,460,000	12,460,000
Cleveland, OH Water RB, Ser. R-2009, 0.16%, VRDN, (SPA: BNP Paribas SA)	6,500,000	6,500,000
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845, 0.25%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	1,570,000	1,570,000
Los Angeles, CA Dept. Water & Sewer RB, Ser. 2001, 0.20%, VRDN, (SPA: Banco Bilbao SA)	17,300,000	17,300,000
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2007, Ser. CC-1, 0.20%, VRDN, (SPA: Bank of Nova Scotia)	200,000	200,000
Fiscal Year 2009, Ser. 3484, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	30,500,000	30,500,000
ROC-RR-II R-11697, 0.19%, VRDN, (Liq.: CitiBank NA)	4,200,000	4,200,000
San Antonio, TX Water Sys. RRB, Ser. 2007, 0.18%, VRDN, (SPA: Societe Generale SA)	13,085,000	13,085,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 0.17%, VRDN, (Insd. by MBIA & LOC: U.S. Bank NA)	6,700,000	6,715,036
West Palm Beach, FL Util. Sys. RB, Ser. 2008C, 0.24%, VRDN, (SPA: Dexia SA)	6,900,000	6,900,000

		118,120,036

Total Investments (cost $3,826,469,454) 99.9%		3,826,469,454
Other Assets and Liabilities 0.1%		4,066,863

Net Assets 100.0%		$3,830,536,317

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010

The following table shows the percent of total investments by geographic location as of January 31, 2010:

California	10.7%
Texas	10.3%
New York	9.0%
Florida	4.8%
Pennsylvania	4.4%
Illinois	3.9%
Maryland	3.9%
Michigan	3.9%
Indiana	3.6%
North Carolina	3.0%
Colorado	2.9%
Ohio	2.7%
Alaska	2.4%
Alabama	2.2%
Tennessee	2.0%
Georgia	1.8%
Virginia	1.7%
Kentucky	1.7%
Oregon	1.7%
Delaware	1.6%
New Jersey	1.6%
Washington	1.5%
Minnesota	1.4%
Wisconsin	1.2%
Massachusetts	1.1%
District of Columbia	1.0%
Arizona	1.0%
Nebraska	0.9%
North Dakota	0.9%
Iowa	0.8%
Connecticut	0.8%
South Carolina	0.8%
Idaho	0.7%
New Mexico	0.7%
South Dakota	0.5%
Nevada	0.5%
Maine	0.4%
West Virginia	0.4%
Puerto Rico	0.4%
Louisiana	0.3%
Missouri	0.3%
Utah	0.3%
Vermont	0.3%
Hawaii	0.1%
New Hampshire	0.1%
Kansas	0.1%
Mississippi	0.1%
Non-state specific	3.6%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2010: (unaudited)

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2010: (unaudited)

1 day	1.1%
2-7 days	94.2%
8-60 days	1.9%
61-120 days	0.2%
121-240 days	2.0%
241+ days	0.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$3,826,469,454
Cash	304,544
Receivable for Fund shares sold	39,211
Interest receivable	2,769,660
Receivable from investment advisor	1,688,991
Prepaid expenses and other assets	39,543

Total assets	3,831,311,403

Liabilities
Dividends payable	566
Payable for Fund shares redeemed	412,448
Due to related parties	22,208
Trustees’ fees and expenses payable	125,230
Printing and postage expenses payable	42,820
Custodian and accounting fees payable	83,806
Registration and filing fees payable	63,436
Accrued expenses and other liabilities	24,572

Total liabilities	775,086

Net assets	$3,830,536,317

Net assets represented by
Paid-in capital	$3,830,525,501
Undistributed net investment income	13,047
Accumulated net realized losses on investments	(2,231)

Total net assets	$3,830,536,317

Net assets consists of
Class A	$149,096,909
Class S	3,526,945,584
Class I	154,493,824

Total net assets	$3,830,536,317

Shares outstanding (unlimited number of shares authorized)
Class A	149,161,646
Class S	3,527,021,800
Class I	154,409,684

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2010

Investment income
Interest	$28,684,182

Expenses
Advisory fee	17,355,633
Distribution Plan expenses
Class A	719,742
Class S	23,135,983
Administrative services fee	2,593,385
Transfer agent fees	1,377,318
Trustees’ fees and expenses	166,263
Printing and postage expenses	140,854
Custodian and accounting fees	1,126,977
Registration and filing fees	136,179
Professional fees	296,458
Temporary guarantee program fees	791,792
Other	69,745

Total expenses	47,910,329
Less: Expense reductions	(934)
Fee waivers and expense reimbursements	(21,007,447)

Net expenses	26,901,948

Net investment income	1,782,234

Net realized gains on securities in unaffiliated issuers	87,539

Net increase in net assets resulting from operations	$1,869,773

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2010		2009

Operations
Net investment income		$1,782,234		$39,830,037
Net realized gains on investments		87,539		267,711

Net increase in net assets resulting from operations		1,869,773		40,097,748

Distributions to shareholders from
Net investment income
Class A		(232,959)		(5,566,184)
Class S		(1,215,598)		(29,022,911)
Class I		(527,274)		(5,677,276)

Total distributions to shareholders		(1,975,831)		(40,266,371)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,020,849,399	1,020,849,399	2,030,304,946	2,030,304,946
Class S	16,926,853,953	16,926,853,953	16,131,031,492	16,131,031,492
Class I	156,008,755	156,008,755	465,226,400	465,226,400

		18,103,712,107		18,626,562,838

Net asset value of shares issued in reinvestment of distributions
Class A	224,172	224,172	5,127,364	5,127,364
Class S	1,215,596	1,215,596	29,022,911	29,022,911
Class I	272,776	272,776	2,384,070	2,384,070

		1,712,544		36,534,345

Payment for shares redeemed
Class A	(1,201,483,323)	(1,201,483,323)	(2,097,558,867)	(2,097,558,867)
Class S	(15,886,626,897)	(15,886,626,897)	(15,406,424,829)	(15,406,424,829)
Class I	(267,526,391)	(267,526,391)	(565,405,614)	(565,405,614)

		(17,355,636,611)		(18,069,389,310)

Net increase in net assets resulting from capital share transactions		749,788,040		593,707,873

Total increase in net assets		749,681,982		593,539,250
Net assets
Beginning of period		3,080,854,335		2,487,315,085

End of period		$3,830,536,317		$3,080,854,335

Undistributed net investment income		$13,047		$116,874

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2010, the following amounts were reclassified:

Undistributed net investment income	$89,770
Accumulated net realized losses on investments	(89,770)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the year ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $4,529,821 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amounts of $366,201 and $16,111,425, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010. Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$3,826,469,454	$0	$3,826,469,454

Further details on the major security types listed above can be found in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS continued

On January 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2010, the Fund incurred and will elect to defer post-October losses of $2,231.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Post-October	Temporary Book/
Income	Losses	Tax Differences

$145,568	$2,231	$(132,521)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2010	2009

Ordinary Income	$49,762	$479,673
Exempt-Interest Income	1,881,250	39,747,550
Long-term Capital Gain	44,819	39,148

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported

NOTES TO FINANCIAL STATEMENTS continued

in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended January 31, 2010, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended January 31, 2010, the Fund paid a fee in the amount of $791,792 to participate in the Program, which represents 0.02% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Municipal Money Market Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Municipal Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Money Market Fund as of January 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2010

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $44,819 for the fiscal year ended January 31, 2010.

For the fiscal year ended January 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 95.21%. The percentage of distributions subject to the federal alternative minimum tax and state income tax will be reported to shareholders in January 2011.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered

ADDITIONAL INFORMATION (unaudited) continued

information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC,

ADDITIONAL INFORMATION (unaudited) continued

would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that

ADDITIONAL INFORMATION (unaudited) continued

the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s benchmark index includes obligations the interest from which is subject to federal income tax.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

120954 565210 rv7 03/2010

Evergreen New Jersey Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen New Jersey Municipal Money Market Fund for the twelve-month period ended January 31, 2010 (the “period”).

The most significant factors that affected money market funds during the period were the continuation of a prolonged credit crisis into early March 2009, which had impinged upon all fixed-income markets since early 2007; and the subsequent rally in the financial markets for the remainder of the period. At the end of the period, the main focus for money market funds was the meeting of the Securities and Exchange Commission (the “SEC”) on January 27, 2010. This was the meeting at which the SEC approved amendments to the section of the Investment Company Act that governs money market funds, including: revisions designed to increase credit quality, improve liquidity, shorten maturity limits, and modify reporting requirements. One of the primary goals of the SEC’s amendments is to reinforce conservative investing across the broader industry, an approach that our money market funds’ security selection process, with its priority on the preservation of capital and liquidity, has long emphasized.

Looking back at the period, the fixed-income markets were troubled by worries about deflation early in 2009, as evidenced by investor’s willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with the $787 billion American Recovery and Reinvestment Act of 2009, signed into law in February. Signs of stability emerged in corporate credit markets in March, as both issuance and performance improved, while equities rallied off their March 9th lows. Stocks finished a banner third-quarter 2009, then, in October 2009, closed lower for the first time in seven months, as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. But heading into the Thanksgiving holiday, equities climbed to their highest levels in more than a year. Volatility in both the fixed-income and equity markets continued, and by the end of the period, the National Bureau of Economic Research had not yet declared an official end to the recession.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the second half of the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee

1

LETTER TO SHAREHOLDERS continued

(the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement of the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

Average annual return

1-year	0.09%	0.03%	0.20%

5-year	1.81%	1.55%	2.07%

10-year	1.66%	1.40%	1.95%

7-day annualized yield	0.01%	0.01%	0.01%

30-day annualized yield	0.01%	0.01%	0.01%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

4

FUND AT A GLANCE continued

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,000.06	$1.66
Class S	$1,000.00	$1,000.06	$1.66
Class I	$1,000.00	$1,000.06	$1.66
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,023.54	$1.68
Class S	$1,000.00	$1,023.54	$1.68
Class I	$1,000.00	$1,023.54	$1.68

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.33% for Class A, 0.33% for Class S and 0.33% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.01	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.09%	1.33%	3.04%	2.77%	1.83%

Ratios and supplemental data
Net assets, end of period (millions)	$20	$36	$36	$22	$20
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.87%	0.87%	0.87%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.87%	0.87%	0.87%	0.88%
Net investment income	0.10%	1.30%	2.77%	2.74%	1.78%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.01	0.03	0.02	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.03%	2.73%	2.46%	1.54%

Ratios and supplemental data
Net assets, end of period (millions)	$213	$225	$211	$169	$162
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%	1.17%	1.17%	1.17%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.19%	1.18%	1.17%	1.17%	1.18%
Net investment income	0.03%	1.00%	2.48%	2.42%	1.51%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.20%	1.63%	3.35%	3.07%	2.13%

Ratios and supplemental data
Net assets, end of period (millions)	$11	$19	$21	$15	$10
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%	0.58%	0.57%	0.57%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.60%	0.58%	0.57%	0.57%	0.58%
Net investment income	0.21%	1.60%	3.07%	3.02%	2.19%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
CONTINUING CARE RETIREMENT COMMUNITY 4.1%
Burlington Cnty., NJ RB, Lutheran Home Proj., Ser. 2005-A, 0.19%, VRDN, (LOC: Commerce Bank, N.A.)	$690,000	$690,000
New Jersey EDRRB, Arbor Glen of Bridgewater Proj., Ser. 2004, 0.16%, VRDN, (LOC: Sovereign Bank)	9,300,000	9,300,000

		9,990,000

EDUCATION 13.5%
New Jersey EDA RB:
Princeton Day Sch. Proj., Ser. 2005, 0.18%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
The Peddie Sch. Proj., Ser. B, 0.16%, VRDN, (LOC: US Bank)	8,100,000	8,100,000
New Jersey Edl. Facs. Auth. RB, Inst. Defense Analyses Proj., Ser. D, 0.17%, VRDN, (Insd. by AMBAC & LOC: Branch Banking & Trust)	4,700,000	4,700,000
New Jersey Edl. Facs. Auth. RRB:
Princeton Univ. Proj., Ser. H, 0.16%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000
Seton Hall Univ. Proj., Ser. D, 0.30%, VRDN, (SPA: Allied Irish Banks plc)	12,440,000	12,440,000

		32,890,000

GENERAL OBLIGATION – LOCAL 9.6%
Hudson Cnty., NJ GO, Impt. Auth. Revenue Notes, Ser. C-1, 1.25%, 01/19/2011	4,557,800	4,582,658
Livingston, NJ GO BAN, 1.25%, 04/29/2010, (Liq.: JPMorgan Chase & Co.)	8,000,000	8,016,138
Secaucus, NJ GO TAN, 1.75%, 02/19/2010	7,200,000	7,203,671
South River, NJ GO, Ser. 2009, 1.50%, 12/21/2010	3,535,000	3,559,844

		23,362,311

GENERAL OBLIGATION – STATE 1.7%
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	4,000,000	4,046,698

HOSPITAL 8.3%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.16%, VRDN, (LOC: Commerce Bancorp, Inc.)	17,015,000	17,015,000
New Jersey Healthcare Facs. Fin. Auth. RB, Somerset Med. Ctr. Proj., Ser. 2008, 0.16%, VRDN, (LOC: TD Bank, NA)	3,250,000	3,250,000

		20,265,000

HOUSING 12.3%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
PFOTER, Ser. 2008, 0.21%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	1,310,000	1,310,000
Ser. A, 0.20%, VRDN, (Insd. by FSA & Liq.: Lloyds TSB Group plc)	6,950,000	6,950,000
Ser. F, 0.20%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
PFOTER, Ser. EE, 0.30%, VRDN, (LOC: Bank of America Corp.)	4,445,000	4,445,000
Ser. Q, 0.24%, VRDN, (SPA: Dexia SA)	1,500,000	1,500,000
Puerto Rico HFA RB, PUTTER, Ser. 2984, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,180,000	8,180,000

		29,985,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 7.1%
Logan City, UT IDRB, Scientific Tech., Inc., 0.37%, VRDN, (LOC: Bank of the West)	$1,500,000	$1,500,000
New Jersey EDA RB, Paddock Realty, LLC Proj., 0.38%, VRDN, (LOC: Wells Fargo & Co.) °°	1,105,000	1,105,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 0.33%, VRDN, (LOC: Washington Mutual, Inc.)	1,410,000	1,410,000
New Jersey EDA Sch. Facs. RRB, Ser. 3824, 0.45%, VRDN, (SPA: Dexia SA)	13,440,000	13,440,000

		17,455,000

PORT AUTHORITY 0.6%
New York Port Auth. RB, Ser. 2008-1067, 0.28%, VRDN, (LOC: Bank of America Corp.)	1,415,000	1,415,000

PUBLIC FACILITIES 0.0%
New Jersey Bldg. Auth. RB, Subser. A-3, 0.16%, VRDN, (SPA: Bank of Nova Scotia)	105,000	105,000

SPECIAL TAX 6.1%
Garden State New Jersey Preservation RB, Open Space & Farmland, Ser. 2865, 0.20%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
New Jersey EDA Motor Vehicle RB, Ser. 2008-3303, 0.18%, VRDN, (Insd. by BHAC & LOC: Bank of America Corp.)	2,190,000	2,190,000
Puerto Rico Sales Tax Fin. Corp. RB:
Deutsche Bank Spears Trust, Ser. DBE-627A, 0.19%, VRDN, (Liq.: Deutsche Bank AG)	2,490,000	2,490,000
ROC RR-II-R 11760, 0.21%, VRDN, (Liq.: CitiBank, NA)	6,000,000	6,000,000

		14,865,000

STUDENT LOAN 2.9%
New Jersey Higher Ed. Assistance Auth. RB, ROC RR-II-R 11571, Ser. 2008-A, 0.30%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: CitiBank, NA)	7,050,000	7,050,000

TRANSPORTATION 26.4%
Delaware River & Bay Auth. RRB, Ser. 2008, 0.16%, VRDN, (LOC: TD Bank, NA)	3,800,000	3,800,000
New Jersey Deutsche Bank Spears Trust RB:
Ser. 2006-A, 0.18%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	5,510,000	5,510,000
Ser. 2006-B, 0.19%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	1,200,000	1,200,000
Ser. 2006-C, 0.18%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	8,590,000	8,590,000
New Jersey Trans. Auth. RB:
Macon Trust, Ser. A, 0.23%, VRDN, (Insd. by FSA & Liq.: Bank of America Corp.)	5,000,000	5,000,000
Ser. A, 0.45%, VRDN, (Insd. by FGIC)	2,540,000	2,540,000
Ser. B, 0.16%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	5,000,000	5,000,000
Ser. D, 0.16%, VRDN, (SPA: Bank of Nova Scotia)	4,200,000	4,200,000
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.20%, VRDN, (Gtd. by State Street Corp.)	12,300,000	12,300,000
Ser. C, 0.16%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000
Ser. DC-8033, 0.25%, VRDN, (Insd. by FSA & LOC: Dexia SA)	5,835,000	5,835,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New Jersey Turnpike Auth. RB, Ser. 2009-C, 0.18%, VRDN, (LOC: Bank of Nova Scotia)	$4,400,000	$4,400,000

		64,375,000

UTILITY 7.2%
Bartow Cnty., GA Dev. Auth. PCRB, Bowen Proj., First Ser. 1997, 0.19%, VRDN, (Gtd. by Georgia Power Co.)	6,000,000	6,000,000
Puerto Rico Elec. Power Auth. MSTR RB:
Ser. UU, Class A:
0.16%, VRDN, (Insd. by FSA & SPA: Societe Generale)	3,780,000	3,780,000
0.20%, VRDN, (SPA: Societe Generale)	3,200,000	3,200,000
Ser. VV, Class A, 0.19%, VRDN, (SPA: Societe Generale)	4,665,000	4,665,000

		17,645,000

Total Investments (cost $243,449,009) 99.8%		243,449,009
Other Assets and Liabilities 0.2%		450,228

Net Assets 100.0%		$243,899,237

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010

The following table shows the percent of total investments by geographic location as of January 31, 2010:

New Jersey	81.4%
Puerto Rico	11.6%
Georgia	2.5%
Texas	1.7%
Delaware	1.6%
New York	0.6%
Utah	0.6%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2010 (unaudited):

2-7 days	88.7%
8-60 days	3.0%
61-120 days	3.3%
121-240 days	1.7%
241+ days	3.3%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$243,449,009
Cash	61,048
Interest receivable	303,327
Receivable from investment advisor	104,288
Prepaid expenses and other assets	11,999

Total assets	243,929,671

Liabilities
Dividends payable	58
Due to related parties	2,637
Trustees’ fees and expenses payable	5,047
Printing and postage expenses payable	14,117
Custodian and accounting fees payable	4,351
Professional fees payable	2,683
Accrued expenses and other liabilities	1,541

Total liabilities	30,434

Net assets	$243,899,237

Net assets represented by
Paid-in capital	$243,826,823
Undistributed net investment income	72,608
Accumulated net realized losses on investments	(194)

Total net assets	$243,899,237

Net assets consists of
Class A	$19,885,208
Class S	213,329,885
Class I	10,684,144

Total net assets	$243,899,237

Shares outstanding (unlimited number of shares authorized)
Class A	19,846,874
Class S	213,166,244
Class I	10,675,545

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended January 31, 2010

Investment income
Interest	$1,713,420

Expenses
Advisory fee	1,057,609
Distribution Plan expenses
Class A	97,789
Class S	1,277,660
Administrative services fee	154,772
Transfer agent fees	58,476
Trustees’ fees and expenses	9,831
Printing and postage expenses	29,072
Custodian and accounting fees	68,531
Registration and filing fees	43,643
Professional fees	30,239
Temporary guarantee program fees	80,330
Other	7,945

Total expenses	2,915,897
Less: Expense reductions	(57)
Fee waivers and expense reimbursements	(1,331,450)

Net expenses	1,584,390

Net investment income	129,030

Net realized gains on securities in unaffiliated issuers	18,515

Net increase in net assets resulting from operations	$147,545

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2010		2009

Operations
Net investment income		$129,030		$3,102,304
Net realized gains on investments		18,515		232,996

Net increase in net assets resulting from operations		147,545		3,335,300

Distributions to shareholders from
Net investment income
Class A		(31,931)		(451,430)
Class S		(70,567)		(2,389,026)
Class I		(26,602)		(297,434)

Total distributions to shareholders		(129,100)		(3,137,890)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	80,794,986	80,794,986	103,092,271	103,092,271
Class S	1,391,325,021	1,391,325,021	1,863,245,710	1,863,245,710
Class I	23,822,733	23,822,733	92,151,778	92,151,778

		1,495,942,740		2,058,489,759

Net asset value of shares issued in reinvestment of distributions
Class A	30,016	30,016	389,275	389,275
Class S	70,567	70,567	2,389,026	2,389,026
Class I	8,557	8,557	54,110	54,110

		109,140		2,832,411

Payment for shares redeemed
Class A	(96,868,932)	(96,868,932)	(103,699,522)	(103,699,522)
Class S	(1,403,466,529)	(1,403,466,529)	(1,851,135,296)	(1,851,135,296)
Class I	(32,263,657)	(32,263,657)	(94,251,011)	(94,251,011)

		(1,532,599,118)		(2,049,085,829)

Net increase (decrease) in net assets resulting from capital share transactions		(36,547,238)		12,236,341

Total increase (decrease) in net assets		(36,528,793)		12,433,751
Net assets
Beginning of period		280,428,030		267,994,279

End of period		$243,899,237		$280,428,030

Undistributed net investment income		$72,608		$192,129

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

17

NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2010, the following amounts were reclassified:

Paid-in capital	$138,160
Undistributed net investment income	(119,451)
Accumulated net realized losses on investments	(18,709)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $373,547 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amount of $58,993 and $898,910, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

18

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

For the year ended January 31, 2010, EIS received $1,628 in contingent deferred sales charges from Class A share investments of $1 million or more purchased initially in a non-money market fund which were redeemed within 18 months.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$243,449,009	$0	$243,449,009

19

NOTES TO FINANCIAL STATEMENTS continued

Further details on the major security types listed above can be found in the Schedule of Investments.

On January 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2010, the Fund incurred and will elect to defer post-October losses of $194.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed		Temporary
Exempt-Interest	Post-October	Book/Tax
Income	Losses	Differences

$77,399	$194	$(4,791)

Short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2010	2009

Ordinary Income	$13,806	$206,611
Exempt-Interest Income	110,391	2,893,901
Long-term Capital Gain	4,903	37,378

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment

20

NOTES TO FINANCIAL STATEMENTS continued

performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended January 31, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended January 31, 2010, the Fund paid a fee in the amount of $80,330 to participate in the Program, which represents 0.03% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

21

NOTES TO FINANCIAL STATEMENTS continued

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

22

NOTES TO FINANCIAL STATEMENTS continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

14. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

15. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage New Jersey Municipal Money Market Fund, which will be a series of Wells Fargo Funds Trust, created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage New Jersey Municipal Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Money Market Fund as of January 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2010

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $4,903 for the fiscal year ended January 31, 2010.

For the fiscal year ended January 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 85.51%. The percentage of distributions subject to the federal alternative minimum tax and New Jersey state income tax will be reported to shareholders in January 2011.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen New Jersey Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

27

ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

29

ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index. The Trustees noted that the Fund’s benchmark index includes obligations the interest from which is subject to federal income tax and New Jersey state income tax.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative

30

ADDITIONAL INFORMATION (unaudited) continued

underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund). The Trustees also considered that the number of other mutual funds focusing their investments in New Jersey municipal money market instruments is small and that, as a result, a comparison of the Fund’s advisory fees with those of its peer mutual funds (which includes a number of municipal money market funds focusing their investments on municipal money market instruments of issuers in other states) may be of limited utility.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its

31

ADDITIONAL INFORMATION (unaudited) continued

affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

32

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

36

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120955 565213 rv7 03/2010

Evergreen New York Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND‘S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen New York Municipal Money Market Fund for the twelve-month period ended January 31, 2010 (the “period”).

The most significant factors that affected money market funds during the period were the continuation of a prolonged credit crisis into early March 2009, which had impinged upon all fixed-income markets since early 2007; and the subsequent rally in the financial markets for the remainder of the period. At the end of the period, the main focus for money market funds was the meeting of the Securities and Exchange Commission (the “SEC”) on January 27, 2010. This was the meeting at which the SEC approved amendments to the section of the Investment Company Act that governs money market funds, including: revisions designed to increase credit quality, improve liquidity, shorten maturity limits, and modify reporting requirements. One of the primary goals of the SEC’s amendments is to reinforce conservative investing across the broader industry, an approach that our money market funds’ security selection process, with its priority on the preservation of capital and liquidity, has long emphasized.

Looking back at the period, the fixed-income markets were troubled by worries about deflation early in 2009, as evidenced by investor’s willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with the $787 billion American Recovery and Reinvestment Act of 2009, signed into law in February. Signs of stability emerged in corporate credit markets in March, as both issuance and performance improved, while equities rallied off their March 9th lows. Stocks finished a banner third-quarter 2009, then, in October 2009, closed lower for the first time in seven months, as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. But heading into the Thanksgiving holiday, equities climbed to their highest levels in more than a year. Volatility in both the fixed-income and equity markets continued, and by the end of the period, the National Bureau of Economic Research had not yet declared an official end to the recession.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the second half of the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee

1

LETTER TO SHAREHOLDERS continued

(the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement of the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

Average annual return

1-year	0.04%	0.03%	0.14%

5-year	1.81%	1.57%	2.07%

Since portfolio inception	1.35%	1.08%	1.62%

7-day annualized yield	0.01%	0.01%	0.01%

30-day annualized yield	0.01%	0.01%	0.01%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,000.06	$1.66
Class S	$1,000.00	$1,000.06	$1.66
Class I	$1,000.00	$1,000.06	$1.66
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,023.54	$1.68
Class S	$1,000.00	$1,023.54	$1.68
Class I	$1,000.00	$1,023.54	$1.68

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.33% for Class A, 0.33% for Class S and 0.33% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.01	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.41%	2.92%	2.88%	1.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,245	$25,597	$51,071	$47,842	$40,856
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.55%	0.85%	0.86%	0.86%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.85%	0.86%	0.86%	0.87%
Net investment income	0.04%	1.36%	2.84%	2.72%	1.71%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.01	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.12%	2.61%	2.57%	1.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$404,142	$357,605	$273,501	$249,845	$245,347
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53%	1.14%	1.16%	1.16%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.16%	1.16%	1.16%	1.17%
Net investment income	0.03%	1.06%	2.54%	2.41%	1.46%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.14%	1.71%	3.23%	3.18%	2.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,766	$12,241	$18,163	$60,677	$11,915
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%	0.55%	0.56%	0.56%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.55%	0.56%	0.56%	0.58%
Net investment income	0.15%	1.69%	3.13%	2.98%	2.26%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 2.2%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 0.25%, VRDN, (LOC: Bank of America Corp.)	$6,555,000	$6,555,000
Onondaga Cnty., NY Indl. Dev. Agcy. Arpt. Facs. RB, Syracuse Executive Air Svcs., Inc. Proj., Ser. A, 0.26%, VRDN, (LOC: U.S. Bank NA)	3,000,000	3,000,000

		9,555,000

COMMUNITY DEVELOPMENT DISTRICT 1.0%
New York, NY Indl. Dev. Agcy. RB, Sephardic Cmnty. Youth Ctr. Proj., 0.25%, VRDN, (LOC: M&T Bank Corp.)	4,400,000	4,400,000

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Lancaster Township, NY IDA RB, Greenfield Manor, Inc. Proj., 0.21%, VRDN, (LOC: M&T Bank Corp.)	4,195,000	4,195,000

EDUCATION 11.9%
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.25%, VRDN, (LOC: M&T Bank Corp.)	7,800,000	7,800,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 0.20%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,150,000	3,150,000
Fordham Univ., 2008, Ser. A-2, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	11,155,000	11,155,000
Rockfeller Univ., Ser. 2009-B, 0.20%, VRDN, (SPA: U.S. Bank NA)	9,500,000	9,500,000
New York, NY Cultural Residential RB, Lincoln Ctr. for the Performing Arts,Inc., Ser. 2008-B-1, 0.18%, VRDN, (LOC: U.S. Bank NA)	3,750,000	3,750,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Law Sch. Proj., Ser. 2006-B-1, 0.23%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000
New York, NY RB, Enhanced Assistance Program, Ser. 2007-A, 0.17%, VRDN, (LOC: Bank of America Corp.)	3,600,000	3,600,000
Troy, NY IDA Civic Facs. RB, Rensselaer Polytechnic Institute Proj., Ser. 2002-C, 0.21%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
University of North Carolina RB, Chapel Hill Univ. Hosp. Proj., Ser. 2009-A, 0.17%, VRDN, (LOC: Bank of America Corp.)	4,300,000	4,300,000

		51,355,000

GENERAL OBLIGATION – LOCAL 17.4%
New York, NY GO:
Fiscal Year 1990, Ser. L-4, 0.17%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Fiscal Year 1994, Ser. E, 0.17%, VRDN, (LOC: State Street Corp.)	10,600,000	10,600,000
Fiscal Year 1996, Ser. J-3, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	400,000	400,000
Fiscal Year 2004, Ser. H-4, 0.16%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,505,000	3,505,000
Fiscal Year 2005, Ser. F-4, 0.18%, VRDN, (LOC: Royal Bank of Scotland)	1,300,000	1,300,000
Fiscal Year 2006, Ser. I-7, 0.22%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Fiscal Year 2008, Ser. J-3, 0.23%, VRDN, (LOC: Allied Irish Banks plc)	8,200,000	8,200,000
Oneida, NY City Sch. Dist. GO BAN, Fiscal Year 2009, 1.50%, 10/29/2010	6,000,000	6,022,813
Oyster Bay, NY GO, BAN 2009, Ser. A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	10,000,000	10,004,671
Pocantico Hills, NY Central Sch. Dist. GO BAN, 1.50%, 06/24/2010	2,200,000	2,209,346
Rockland Cnty., NY GO, RAN, 2.50%, 03/09/2010	10,000,000	10,012,173

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Sierra, CA Joint Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. B, 0.18%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	$7,700,000	$7,700,000
West Babylon, NY Free Sch. Dist. GO TAN, Ser. 2009, 1.75%, 06/25/2010	8,000,000	8,039,059

		75,093,062

GENERAL OBLIGATION – STATE 2.5%
Puerto Rico Cmnwlth. Pub. Impt. GO, Ser. 2002-A, ROC-RR-II-R-185, 0.16%, VRDN, (LOC: CitiBank NA)	3,715,000	3,715,000
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	7,000,000	7,081,722

		10,796,722

HOSPITAL 3.1%
California CDA RB, Rady Children’s Hosp., Ser. 2008-B, 0.17%, VRDN, (LOC: Bank of the West)	1,900,000	1,900,000
New York Dorm. Auth. RB:
North Shore Long Island Jewish Obl. Group, Ser. 2009-B, 0.16%, VRDN, (LOC: TD Bank NA)	1,000,000	1,000,000
Northern Westchester Assn., Ser. 2009, 0.16%, VRDN, (LOC: TD Bank NA)	3,000,000	3,000,000
New York, NY RB, Enhanced Assistance, Ser. 2006-A, 0.17%, VRDN, (LOC: Bank of America Corp.)	3,820,000	3,820,000
Steuben Cnty., NY Indl. Dev. Agcy. RB:
Corning Hosp. Facs. Ctr. Proj., Ser. 2001, 0.58%, VRDN, (LOC: M&T Bank Corp.)	1,465,000	1,465,000
Guthrie Corning Dev. Facs. Proj., Ser. 2001, 0.58%, VRDN, (LOC: M&T Bank Corp.)	2,410,000	2,410,000

		13,595,000

HOUSING 23.4%
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class C, 0.25%, VRDN, (SPA: Lloyds TSB Group plc)	2,230,000	2,230,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.35%, VRDN, (Insd. by FHLMC)	9,900,000	9,900,000
New York Hsg. Fin. Agcy. RB:
10 Liberty Street, Ser. 2003-A, 0.14%, VRDN, (Insd. by & Liq.: FHLMC)	380,000	380,000
Avalon Bowery Place, Ser. 2006-A, 0.26%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
College Arms Apts., Ser. 2008-A, 0.17%, VRDN, (Insd. by & Liq.: FHLMC)	3,800,000	3,800,000
Rip Van Winkle House, Ser. 2004-A, 0.22%, VRDN, (Insd. by & Liq.: FNMA)	3,300,000	3,300,000
West 23rd Street, Ser. 2002-A, 0.19%, VRDN, (Insd. by & Liq.: FNMA)	19,900,000	19,900,000
Weyant Green Apts., Ser. 2007-A, 0.20%, VRDN, (Insd. by & Liq.: FNMA)	700,000	700,000
New York Hsg. Fin. Agcy. RRB, Victory Hsg., Ser. 2004-A, 0.20%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	2,500,000	2,500,000
New York Mtge. Agcy. Homeowner RB:
Ser. 150, 0.23%, VRDN, (SPA: Dexia SA)	4,800,000	4,800,000
Ser. 71, ROC-RR-II-R-11706, 0.24%, VRDN, (Liq.: CitiBank NA)	3,645,000	3,645,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY Hsg. Dev. Corp. MHRB:
1405 Fifth Ave. Apts., Ser. A, 0.21%, VRDN, (LOC: CitiBank NA)	$3,940,000	$3,940,000
1904 Vyse Ave. Apts. Proj., Ser. 2005-A, 0.19%, VRDN, (LOC: HSBC Holdings plc)	4,035,000	4,035,000
550 East 170th Street Apts., Ser. 2007-A, 0.21%, VRDN, (LOC: CitiBank NA)	1,925,000	1,925,000
Bruckne by the Bridge, Ser. 2008-A, 0.18%, VRDN, (LOC: JPMorgan Chase & Co.)	11,200,000	11,200,000
Lafontaine Ave. Apts., Ser. 2007-A, 0.21%, VRDN, (LOC: CitiBank NA)	3,400,000	3,400,000
Ogden Ave. Apts., Ser. 2005-A, 0.20%, VRDN, (Insd. by & Liq.: FNMA)	2,500,000	2,500,000
Pierrepont Dev., Ser. 2000-A, 0.20%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000
Ser. 2009-C-4, 0.19%, VRDN, (Liq.: Bank of New York Mellon Corp.)	9,045,000	9,045,000
West End Towers, Ser. 2004-A, 0.19%, VRDN, (Insd. by FHLMC)	2,800,000	2,800,000
New York, NY SFHRB, Ser. 132, 0.23%, VRDN, (SPA: Dexia SA)	3,700,000	3,700,000
Sherburne Cnty., MN Hsg. & Redev. Auth. IDRB, Apperts, Inc. Proj., Ser. 2001, 0.70%, VRDN, (LOC: LaSalle Bank Corp.)	2,680,000	2,680,000

		100,980,000

INDUSTRIAL DEVELOPMENT REVENUE 1.5%
Columbia Cnty., NY Indl. Dev. Agcy. RB, Rual Manufacturing Co., Inc. Proj.,Ser. 1995-A, 0.26%, VRDN, (LOC: Bank of America Corp.)	2,685,000	2,685,000
New York, NY Indl. Dev. Agcy. RB, French Institute Alliance, Ser. 2005, 0.32%, VRDN, (LOC: M&T Bank Corp.)	1,650,000	1,650,000
Southeast New York Indl. Dev. Agcy. RB, Dairy Conveyor Corp. Proj., Ser. 1995, 0.50%, VRDN, (LOC: JPMorgan Chase & Co.)	960,000	960,000
Sparks, NV EDRB, Rix Inds. Proj., 0.43%, VRDN, (LOC: Wells Fargo & Co.) °°	1,300,000	1,300,000

		6,595,000

MISCELLANEOUS REVENUE 13.0%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 0.20%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.) 144A	5,000,000	5,000,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.24%, VRDN, (Gtd. by Motiva Enterprises, LLC)	7,700,000	7,700,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	24,200,000	24,200,000
Port Arthur, TX Navigation Dist. Jefferson Cnty. Env. Facs. RRB, Motiva Enterprises Proj., Ser. A, 0.24%, VRDN, (Gtd. by Motiva Enterprises, LLC)	4,800,000	4,800,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.30%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	9,735,000	9,735,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	4,635,000	4,635,000

		56,070,000

SALES TAX 2.5%
Puerto Rico Sales Tax RB:
Corp. Sales Tax ROC-RR-II-R-11759, 0.21%, VRDN, (LOC: CitiBank NA)	6,000,000	6,000,000
Corp. Sales Tax ROC-RR-II-R-11778, 0.21%, VRDN, (Liq.: Deutsche Bank AG)	4,875,000	4,875,000

		10,875,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 5.4%
New York Convention Ctr. Dev. Corp. RB, New York Hotel Unit Fee Secured, Ser. 3095, 0.20%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	$4,700,000	$4,700,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 2-F, 0.20%, VRDN, (SPA: Dexia SA)	3,285,000	3,285,000
Ser. 3-C, 0.20%, VRDN, (SPA: Dexia SA)	4,000,000	4,000,000
Ser. 3-D, 0.20%, VRDN, (SPA: Dexia SA)	11,100,000	11,100,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.19%, VRDN, (Liq.: Deutsche Bank AG)	400,000	400,000

		23,485,000

TRANSPORTATION 5.9%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-A, 0.18%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	300,000	300,000
New York Metropolitan Trans. Auth. RB:
Ser. 2005-A, ROC-RR-II-R 594PB, 0.25%, VRDN, (Insd. by AMBAC)	1,000,000	1,000,000
Ser. 2006-B, ROC-RR-II-R-11711, 0.25%, VRDN, (Liq.: CitiBank NA)	11,650,000	11,650,000
New York Throughway Auth. RRB, PUTTER, Ser. H, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	4,600,000	4,600,000
Triborough Bridge & Tunnel Auth. RB:
Class A, 0.16%, VRDN, (SPA: Societe Generale)	3,830,000	3,830,000
Ser. A, 0.19%, VRDN, (LOC: U.S. Bank NA)	4,295,000	4,295,000

		25,675,000

UTILITY 6.0%
Bartow Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant Bowen Proj., First Ser. 1997, 0.19%, VRDN, (Gtd. by Georgia Power Co.)	400,000	400,000
Escambia Cnty., FL Solid Waste Disposal Sys. RB, Gulf Power Co. Proj., Ser. 2009, 0.19%, VRDN, (Gtd. by Gulf Power Co.)	400,000	400,000
Long Island Power Auth. RB:
Ser. 2003-E, 0.20%, VRDN, (SPA: Dexia SA)	3,300,000	3,300,000
Ser. 2003-N, 0.22%, VRDN, (SPA: Dexia SA)	8,000,000	8,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.45%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	1,985,000	1,985,000
Puerto Rico Elec. Power Auth. MSTR RB:
Ser. UU, Class A, 0.20%, VRDN, (SPA: Societe Generale)	6,180,000	6,180,000
Ser. VV, Class A, 0.19%, VRDN, (SPA: Societe Generale)	3,500,000	3,500,000
Puerto Rico Elec. Power Auth. RB, Branch Banking & Trust Muni. Trust, Ser. 2006, 0.22%, VRDN, (LOC: Branch Banking & Trust Co.)	1,990,000	1,990,000

		25,755,000

WATER & SEWER 3.0%
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2007, Ser. CC-1, 0.20%, VRDN, (SPA: Bank of Nova Scotia)	5,200,000	5,200,000
PUTTER, Ser. 1289, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	145,000	145,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New York, NY Muni. Water & Sewer Fin. Auth. RRB:
Fiscal Year 2002, Ser. 3092, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.) ..	$500,000	$500,000
PUTTER, Ser. 1263, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	7,090,000	7,090,000

		12,935,000

Total Investments (cost $ 431,359,784) 99.8%		431,359,784
Other Assets and Liabilities 0.2%		793,752

Net Assets 100.0%		$432,153,536

°°	Credit enhancement is provided by a non-controlled affiliate.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2010

The following table shows the percent of total investments by geographic location as of January 31, 2010:

New York	83.9%
Puerto Rico	6.6%
Texas	2.8%
California	2.2%
Delaware	1.8%
North Carolina	1.0%
Minnesota	0.6%
Nevada	0.3%
Florida	0.1%
Georgia	0.1%
New Jersey	0.1%
Non-state specific	0.5%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2010 (unaudited):

1 day	2.3%
2-7 days	90.0%
8-60 days	2.3%
121-240 days	4.0%
241 + days	1.4%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$431,359,784
Cash	73,555
Interest receivable	563,548
Receivable from investment advisor	190,428
Prepaid expenses and other assets	17,506

Total assets	432,204,821

Liabilities
Dividends payable	90
Due to related parties	3,387
Trustees’ fees and expenses payable	7,548
Printing and postage expenses payable	17,711
Custodian and accounting fees payable	8,487
Registration and filing fees payable	3,843
Professional fees payable	7,476
Accrued expenses and other liabilities	2,743

Total liabilities	51,285

Net assets	$432,153,536

Net assets represented by
Paid-in capital	$432,127,357
Undistributed net investment income	26,470
Accumulated net realized losses on investments	(291)

Total net assets	$432,153,536

Net assets consists of
Class A	$18,245,165
Class S	404,141,883
Class I	9,766,488

Total net assets	$432,153,536

Shares outstanding (unlimited number of shares authorized)
Class A	18,215,662
Class S	404,151,935
Class I	9,772,842

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended January 31, 2010

Investment income
Interest	$2,516,868

Expenses
Advisory fee	1,776,078
Distribution Plan expenses
Class A	62,329
Class S	2,453,239
Administrative services fee	266,412
Transfer agent fees	99,147
Trustees’ fees and expenses	16,379
Printing and postage expenses	37,647
Custodian and accounting fees	116,868
Registration and filing fees	52,037
Professional fees	46,057
Temporary guarantee program fees	117,088
Other	12,279

Total expenses	5,055,560
Less: Expense reductions	(98)
Fee waivers and expense reimbursements	(2,692,894)

Net expenses	2,362,568

Net investment income	154,300

Net realized gains on securities in unaffiliated issuers	2,419

Net increase in net assets resulting from operations	$156,719

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2010		2009

Operations
Net investment income		$154,300		$4,620,245
Net realized gains on investments		2,419		47,908

Net increase in net assets resulting from operations		156,719		4,668,153

Distributions to shareholders from
Net investment income
Class A		(8,072)		(496,723)
Class S		(124,722)		(3,810,721)
Class I		(21,512)		(430,859)

Total distributions to shareholders		(154,306)		(4,738,303)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	48,525,578	48,525,578	105,477,881	105,477,881
Class S	1,531,873,883	1,531,873,883	2,058,320,941	2,058,320,941
Class I	57,193,788	57,193,788	125,248,538	125,248,538

		1,637,593,249		2,289,047,360

Net asset value of shares issued in reinvestment of distributions
Class A	7,271	7,271	462,557	462,557
Class S	124,722	124,722	3,810,721	3,810,721
Class I	3,726	3,726	169,796	169,796

		135,719		4,443,074

Payment for shares redeemed
Class A	(55,884,650)	(55,884,650)	(131,409,851)	(131,409,851)
Class S	(1,485,463,944)	(1,485,463,944)	(1,977,965,351)	(1,977,965,351)
Class I	(59,672,551)	(59,672,551)	(131,336,472)	(131,336,472)

		(1,601,021,145)		(2,240,711,674)

Net increase in net assets resulting from capital share transactions		36,707,823		52,778,760

Total increase in net assets		36,710,236		52,708,610
Net assets
Beginning of period		395,443,300		342,734,690

End of period		$432,153,536		$395,443,300

Undistributed net investment income		$26,470		$23,766

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

19

NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2010, the following amounts were reclassified:

Undistributed net investment income	$2,710
Accumulated net realized losses on investments	(2,710)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $628,967 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and S shares in the amount of $39,264 and $2,024,663, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$431,359,784	$0	$ 431,359,784

Further details on the major security types listed above can be found in the Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS continued

On January 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2010, the Fund incurred and will elect to defer post-October losses of $291.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed		Temporary
Exempt-Interest	Post-October	Book/Tax
Income	Losses	Differences

$33,662	$291	$(7,192)

Short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2010	2009

Ordinary Income	$2,710	$52,143
Exempt-Interest Income	151,596	4,682,901
Long-term Capital Gain	0	3,259

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported

22

NOTES TO FINANCIAL STATEMENTS continued

in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended January 31, 2010, the Fund had no borrowings.

11.TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. During the year ended January 31, 2010, the Fund paid a fee in the amount of $117,088 to participate in the Program, which represents 0.03% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

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NOTES TO FINANCIAL STATEMENTS continued

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

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NOTES TO FINANCIAL STATEMENTS continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

14. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

15. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage New York Municipal Money Market Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage New York Municipal Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Money Market Fund as of January 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2010

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ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended January 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.24%. The percentage of distributions subject to the federal alternative minimum tax and New York state income tax will be reported to shareholders in January 2011.

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen New York Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

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ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

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ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the three- and five-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, and had performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s benchmark index includes obligations the interest from which is subject to federal income tax and New York State and New York City personal income taxes.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund). The Trustees also considered that the number of other mutual funds focusing their investments in New York municipal money market instruments is small and that, as a result, a comparison of the Fund’s advisory fees with those of its peer mutual funds (which includes a number of municipal money market funds focusing their investments on municipal money market instruments of issuers in other states) may be of limited utility.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of

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ADDITIONAL INFORMATION (unaudited) continued

breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

36

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120956 565216 rv7 03/2010

Evergreen Pennsylvania Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Pennsylvania Municipal Money Market Fund for the twelve-month period ended January 31, 2010 (the “period”).

The most significant factors that affected money market funds during the period were the continuation of a prolonged credit crisis into early March 2009, which had impinged upon all fixed-income markets since early 2007; and the subsequent rally in the financial markets for the remainder of the period. At the end of the period, the main focus for money market funds was the meeting of the Securities and Exchange Commission (the “SEC”) on January 27, 2010. This was the meeting at which the SEC approved amendments to the section of the Investment Company Act that governs money market funds, including: revisions designed to increase credit quality, improve liquidity, shorten maturity limits, and modify reporting requirements. One of the primary goals of the SEC’s amendments is to reinforce conservative investing across the broader industry, an approach that our money market funds’ security selection process, with its priority on the preservation of capital and liquidity, has long emphasized.

Looking back at the period, the fixed-income markets were troubled by worries about deflation early in 2009, as evidenced by investor’s willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with the $787 billion American Recovery and Reinvestment Act of 2009, signed into law in February. Signs of stability emerged in corporate credit markets in March, as both issuance and performance improved, while equities rallied off their March 9th lows. Stocks finished a banner third-quarter 2009, then, in October 2009, closed lower for the first time in seven months, as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. But heading into the Thanksgiving holiday, equities climbed to their highest levels in more than a year. Volatility in both the fixed-income and equity markets continued, and by the end of the period, the National Bureau of Economic Research had not yet declared an official end to the recession.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the second half of the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee

1

LETTER TO SHAREHOLDERS continued

(the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement of the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

Average annual return

1-year	0.12%	0.04%	0.23%

5-year	1.88%	1.62%	2.14%

10-year	1.76%	1.46%	2.01%

7-day annualized yield	0.01%	0.01%	0.01%

30-day annualized yield	0.01%	0.01%	0.01%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

4

FUND AT A GLANCE continued

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,000.06	$2.22
Class S	$1,000.00	$1,000.06	$2.07
Class I	$1,000.00	$1,000.07	$2.17
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,022.99	$2.24
Class S	$1,000.00	$1,023.14	$2.09
Class I	$1,000.00	$1,023.04	$2.19

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.44% for Class A, 0.41% for Class S and 0.43% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.12%	1.56%	2.97%	2.83%	1.92%

Ratios and supplemental data
Net assets, end of period (millions)	$5	$36	$20	$18	$37
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%	0.82%	0.82%	0.82%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.82%	0.82%	0.82%	0.83%
Net investment income	0.12%	1.45%	2.91%	2.79%	1.94%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.01	0.03	0.02	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.26%	2.66%	2.53%	1.62%

Ratios and supplemental data
Net assets, end of period (millions)	$157	$176	$158	$114	$109
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%	1.10%	1.12%	1.12%	1.13%
Expenses excluding waivers/reimbursements and expense reductions	1.15%	1.11%	1.12%	1.12%	1.13%
Net investment income	0.04%	1.23%	2.60%	2.50%	1.63%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.23%	1.87%	3.28%	3.14%	2.23%

Ratios and supplemental data
Net assets, end of period (millions)	$30	$92	$99	$63	$75
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.49%	0.51%	0.52%	0.52%	0.53%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.51%	0.52%	0.52%	0.53%
Net investment income	0.31%	1.87%	3.21%	3.10%	2.18%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
AIRPORT 5.2%
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2006-13, 0.25%, VRDN, (Liq.: State Street Corp.)	$10,050,000	$10,050,000

CONTINUING CARE RETIREMENT COMMUNITY 1.4%
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes
Proj., Ser. 2002, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	2,600,000	2,600,000

EDUCATION 12.9%
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.19%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,080,000	5,080,000
Delaware Cnty., PA RB, Eastern College Proj., Ser. A, 0.19%, VRDN, (LOC: Allied Irish Banks plc)	2,570,000	2,570,000
Latrobe, PA IDA RB, Greensburg Diocese Proj., 0.70%, VRDN, (LOC: Allied Irish Banks plc)	1,170,000	1,170,000
Pennsylvania EDFA RB, LaSalle College High Sch. Proj., Ser. J1, 0.19%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Univ. of Scranton Proj.:
Ser. 1999-E3, 0.19%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Ser. 2002-K1, 0.24%, VRDN, (LOC: JPMorgan Chase & Co.)	1,370,000	1,370,000
Honeysuckle Student Hsg. Proj., Ser. A, 0.47%, VRDN, (LOC: Allied Irish Banks plc)	1,020,000	1,020,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, ROC RR-II-R-11396, 0.25%, VRDN, (Insd. by FSA & Liq.: CitiBank NA)	7,600,000	7,600,000

		24,710,000

GENERAL OBLIGATION – LOCAL 9.2%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 0.34%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000
Emmaus, PA GO, Dowington Area Sch. Dist. Chester Cnty., Ser. 1989-D, Subser. D-27, 0.20%, VRDN, (LOC: U.S. Bank NA)	5,600,000	5,600,000
Imperial, CA Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Ser. 444, 0.17%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	2,990,000	2,990,000

		17,585,000

GENERAL OBLIGATION – STATE 4.7%
Pennsylvania TRAN GO, Ser. 2009-2010, 1.50%, 06/30/2010	5,000,000	5,024,546
Texas TRAN GO, Ser. 2009, 2.50%, 08/31/2010	4,000,000	4,046,698

		9,071,244

HOSPITAL 17.1%
Lancaster Cnty., PA Hosp. Auth. Hlth. Sys. RB, Lancaster Gen. Hosp., 0.24%, VRDN, (LOC: Bank of America Corp.)	570,000	570,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. 385, 0.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,500,000	3,500,000
Ser. 566, 0.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Montour Cnty., PA Hlth. Sys. RB, Geisinger Foundation, Ser. 2005-A, 0.20%, VRDN, (SPA: Bank of America Corp.)	800,000	800,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children’s Hosp. Proj., Ser. A, 0.18%, VRDN, (SPA: JPMorgan Chase & Co.)	$1,500,000	$1,500,000
RBC Muni. Products Inc. Trust RB, Ser. E-11, 0.23%, VRDN, (LOC: Royal Bank of Canada)	9,700,000	9,700,000
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.23%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	1,800,000	1,800,000

		32,870,000

HOUSING 7.4%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005-SS, 0.24%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,515,000	3,515,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A, 0.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,170,000	4,170,000
Pennsylvania HFA SFHRB, Ser. 2007-98C, 0.24%, VRDN, (SPA: Dexia SA)	2,300,000	2,300,000
Washington Hsg. Fin. Commission MHRRB, Lake City Sr. Apts. Proj., Ser. 2009, 0.22%, VRDN, (Liq.: FHLMC)	4,250,000	4,250,000

		14,235,000

INDUSTRIAL DEVELOPMENT REVENUE 26.0%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. 2006-A, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	1,470,000	1,470,000
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Berks Cnty., PA IDA RB, Fleetwood Business Trust, 0.29%, VRDN, (LOC: Northern Trust Co.)	4,205,000	4,205,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 0.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 0.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	790,000	790,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.24%, VRDN, (Gtd. by Motiva Enterprises, LLC)	1,300,000	1,300,000
East Hempfield Township, PA IDA RB, Herley Inds., Inc. Proj., Ser. 2001, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	2,100,000	2,100,000
Fayette Cnty., PA IDA RB, Coastal Lumber Co. Proj., 0.40%, VRDN, (LOC: Branch Banking & Trust)	1,900,000	1,900,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 0.40%, VRDN, (LOC: Commerce Bank NA)	2,295,000	2,295,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 0.43%, VRDN, (LOC: Wells Fargo & Co.) °°	2,070,000	2,070,000
Lancaster, PA IDA RB, Purple Cow Partners, LLC Proj., 0.29%, VRDN, (LOC: First Tennessee Bank)	4,385,000	4,385,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co. Proj., Ser. A-2, 0.27%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,300,000	4,300,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pennsylvania EDFA RB:
Crawford Cnty. Properties, Ser. 2001-B2, 0.44%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$500,000	$500,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 0.44%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	450,000	450,000
EPT Associates Proj., Ser. B-5, 0.44%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
First Street Partners Proj., Ser. H-4, 0.44%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Fitzpatrick Container Co., 0.27%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,700,000	1,700,000
Ganflec Corp. Proj., Ser. E, 0.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Johnston Welding & Fabric, Ser. B-1, 0.44%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Leidy’s, Inc. Proj., Ser. D-7, 0.27%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Moosic Realty Partners, LP Proj., Ser. A-1, 0.27%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Sage Properties, LLC Proj., Ser. G12, 0.44%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	200,000	200,000
Solar Innovations, Inc. Proj., 0.50%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,855,000	6,855,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 0.38%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Westmoreland Cnty., PA IDA RB, Rhodin Enterprises Proj., 0.38%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,230,000	2,230,000

		49,950,000

PORT AUTHORITY 1.1%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 0.27%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

SPECIAL TAX 4.7%
Puerto Rico Sales Tax Fin. Corp. RB, ROC RR-II-R-11761, 0.21%, VRDN, (Liq.: CitiBank NA)	6,000,000	6,000,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.20%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,900,000	2,900,000

		8,900,000

TRANSPORTATION 1.5%
Delaware Cnty., PA RB, River Junction Toll Bridge Commission, Ser. B-2, 0.19%, VRDN, (LOC: Dexia SA)	2,930,000	2,930,000

UTILITY 7.9%
Bartow Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant Bowen Proj., First Ser. 1997, 0.19%, VRDN, (Gtd. by Georgia Power Co.)	100,000	100,000
Philadelphia, PA Gas Works RB:
Deutsche Bank Spears Trust, Ser. 1998, 0.18%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	8,980,000	8,980,000
Fifth Ser. A-2, 0.20%, VRDN, (LOC: Bank of Nova Scotia & JPMorgan Chase & Co.)	2,600,000	2,600,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.28%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	$3,495,000	$3,495,000

		15,175,000

WATER & SEWER 0.8%
Pennsylvania EDFA Solid Waste Disposal RB, IESI Corp., 0.25%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000

Total Investments (cost $191,676,244) 99.9%		191,676,244
Other Assets and Liabilities 0.1%		216,993

Net Assets 100.0%		$191,893,237

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TRAN	Tax Revenue Anticipation Note

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2010

The following table shows the percent of total investments by geographic location as of January 31, 2010:

Pennsylvania	81.8%
Puerto Rico	3.1%
Washington	2.2%
Texas	2.1%
Wisconsin	1.8%
California	1.6%
Nevada	1.5%
Minnesota	1.1%
Delaware	0.7%
Georgia	0.1%
Non-state specific	4.0%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2010 (unaudited):

2-7 days	95.3%
121-240 days	4.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$191,676,244
Cash	11,070
Receivable for Fund shares sold	749
Interest receivable	147,904
Receivable from investment advisor	77,071
Prepaid expenses and other assets	19,534

Total assets	191,932,572

Liabilities
Dividends payable	230
Payable for Fund shares redeemed	1,853
Due to related parties	1,612
Trustees’ fees and expenses payable	9,561
Printing and postage expenses payable	18,047
Custodian and accounting fees payable	3,427
Professional fees payable	2,919
Accrued expenses and other liabilities	1,686

Total liabilities	39,335

Net assets	$191,893,237

Net assets represented by
Paid-in capital	$191,866,266
Undistributed net investment income	27,165
Accumulated net realized losses on investments	(194)

Total net assets	$191,893,237

Net assets consists of
Class A	$4,532,557
Class S	157,269,068
Class I	30,091,612

Total net assets	$191,893,237

Shares outstanding (unlimited number of shares authorized)
Class A	4,525,427
Class S	157,250,543
Class I	30,092,031

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2010

Investment income
Interest	$1,852,690

Expenses
Advisory fee	913,736
Distribution Plan expenses
Class A	93,055
Class S	990,665
Administrative services fee	152,289
Transfer agent fees	48,577
Trustees’ fees and expenses	16,909
Printing and postage expenses	26,740
Custodian and accounting fees	66,402
Registration and filing fees	52,216
Professional fees	32,272
Temporary guarantee program fees	76,342
Other	4,127

Total expenses	2,473,330
Less: Expense reductions	(58)
Fee waivers and expense reimbursements	(898,402)

Net expenses	1,574,870

Net investment income	277,820

Net realized gains on securities in unaffiliated issuers	5,766

Net increase in net assets resulting from operations	$283,586

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2010		2009

Operations
Net investment income		$277,820		$4,172,151
Net realized gains on investments		5,766		21,333

Net increase in net assets resulting from operations		283,586		4,193,484

Distributions to shareholders from
Net investment income
Class A		(37,643)		(354,779)
Class S		(62,350)		(2,156,095)
Class I		(177,820)		(1,669,030)

Total distributions to shareholders		(277,813)		(4,179,904)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	90,699,424	90,699,424	103,362,450	103,362,450
Class S	878,089,606	878,089,606	1,487,606,083	1,487,606,083
Class I	72,263,556	72,263,556	152,734,687	152,734,687

		1,041,052,586		1,743,703,220

Net asset value of shares issued in reinvestment of distributions
Class A	37,579	37,579	350,341	350,341
Class S	62,350	62,350	2,156,095	2,156,095
Class I	15,372	15,372	164,021	164,021

		115,301		2,670,457

Payment for shares redeemed
Class A	(122,567,147)	(122,567,147)	(87,644,087)	(87,644,087)
Class S	(897,122,837)	(897,122,837)	(1,471,306,249)	(1,471,306,249)
Class I	(134,191,636)	(134,191,636)	(159,438,373)	(159,438,373)

		(1,153,881,620)		(1,718,388,709)

Net increase (decrease) in net assets resulting from capital share transactions		(112,713,733)		27,984,968

Total increase (decrease) in net assets		(112,707,960)		27,998,548
Net assets
Beginning of period		304,601,197		276,602,649

End of period		$191,893,237		$304,601,197

Undistributed net investment income		$27,165		$21,198

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

18

NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2010, the following amounts were reclassified:

Undistributed net investment income	$5,960
Accumulated net realized losses on investments	(5,960)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase. For the year ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $174,110 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and S shares in the amount of $54,797 and $669,495, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010. Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$191,676,244	$0	$191,676,244

Further details on the major security types listed above can be found in the Schedule of Investments.

20

NOTES TO FINANCIAL STATEMENTS continued

On January 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2010, the Fund incurred and will elect to defer post-October losses of $194.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Post-October Losses	Temporary Book/Tax Differences

$38,369	$194	$(11,204)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2010	2009

Ordinary Income	$521	$2,148
Exempt-Interest Income	271,853	4,156,426
Long-term Capital Gain	5,439	21,330

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported

21

NOTES TO FINANCIAL STATEMENTS continued

in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009. the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009. the annual commitment fee was 0.09%. During the year ended January 31, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended January 31, 2010, the Fund paid a fee in the amount of $76,342 to participate in the Program, which represents 0.03% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

22

NOTES TO FINANCIAL STATEMENTS continued

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

23

NOTES TO FINANCIAL STATEMENTS continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

14. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

15. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Pennsylvania Municipal Money Market Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Pennsylvania Municipal Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Money Market Fund as of January 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2010

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $5,439 for the fiscal year ended January 31, 2010.

For the fiscal year ended January 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 97.85%. The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2011.

26

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Pennsylvania Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

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ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

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ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with

29

ADDITIONAL INFORMATION (unaudited) continued

those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index. The Trustees noted that the Fund’s Class A shares had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance for the one-year period ended December 31, 2008. The Trustees noted that the Fund’s Class A shares had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance for the three- and five-year periods ended December 31, 2008, and that there were not enough similarly managed mutual funds with ten-year performance records to permit meaningful comparisons of the Fund’s performance over the ten-year period ended December 31, 2008. The Trustees noted that the Fund’s benchmark index includes obligations the interest from which is subject to federal income tax and Pennsylvania income tax.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment

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ADDITIONAL INFORMATION (unaudited) continued

advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund). The Trustees also considered that the number of other mutual funds focusing their investments in Pennsylvania municipal money market instruments is small and that, as a result, a comparison of the Fund’s advisory fees with those of its peer mutual funds (which includes a number of municipal money market funds focusing their investments on municipal money market instruments of issuers in other states) may be of limited utility.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the

32

ADDITIONAL INFORMATION (unaudited) continued

appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

120957 565212 rv7 03/2010

Evergreen Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Treasury Money Market Fund for the twelve-month period ended January 31, 2010 (the “period”).

The most significant factors that affected money market funds during the period were the continuation of a prolonged credit crisis into early March 2009, which had impinged upon all fixed-income markets since early 2007; and the subsequent rally in the financial markets for the remainder of the period. At the end of the period, the main focus for money market funds was the meeting of the Securities and Exchange Commission (the “SEC”) on January 27, 2010. This was the meeting at which the SEC approved amendments to the section of the Investment Company Act that governs money market funds, including: revisions designed to increase credit quality, improve liquidity, shorten maturity limits, and modify reporting requirements. One of the primary goals of the SEC’s amendments is to reinforce conservative investing across the broader industry, an approach that our money market funds’ security selection process, with its priority on the preservation of capital and liquidity, has long emphasized.

Looking back at the period, the fixed-income markets were troubled by worries about deflation early in 2009, as evidenced by investor’s willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with the $787 billion American Recovery and Reinvestment Act of 2009, signed into law in February. Signs of stability emerged in corporate credit markets in March, as both issuance and performance improved, while equities rallied off their March 9th lows. Stocks finished a banner third-quarter 2009, then, in October 2009, closed lower for the first time in seven months, as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. But heading into the Thanksgiving holiday, equities climbed to their highest levels in more than a year. Volatility in both the fixed-income and equity markets continued, and by the end of the period, the National Bureau of Economic Research had not yet declared an official end to the recession.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the second half of the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee

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LETTER TO SHAREHOLDERS continued

(the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement of the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

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LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager†:

David D. Sylvester

†	Effective January 19, 2010, Mr. Sylvester became portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

Average annual return

1-year	0.02%	0.02%	0.02%

5-year	2.37%	2.15%	2.60%

10-year	2.27%	2.02%	2.54%

7-day annualized yield	0.01%	0.01%	0.01%

30-day annualized yield	0.01%	0.01%	0.01%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fees for Classes A and S. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

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FUND AT A GLANCE continued

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,000.04	$0.71
Class S	$1,000.00	$1,000.04	$0.76
Class I	$1,000.00	$1,000.04	$0.71
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,024.50	$0.71
Class S	$1,000.00	$1,024.45	$0.77
Class I	$1,000.00	$1,024.50	$0.71

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.14% for Class A, 0.15% for Class S and 0.14% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.01	0.04	0.04	0.03

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	0.89%	4.12%	4.34%	2.58%

Ratios and supplemental data
Net assets, end of period (millions)	$148	$189	$261	$317	$482
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.67%	0.73%	0.73%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.77%	0.74%	0.73%	0.73%	0.72%
Net investment income	0.02%	0.91%	4.03%	4.20%	2.57%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.01	0.04	0.04	0.02

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	0.70%	3.81%	4.03%	2.28%

Ratios and supplemental data
Net assets, end of period (millions)	$190	$533	$539	$596	$922
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.28%	0.88%	1.03%	1.03%	1.02%
Expenses excluding waivers/reimbursements and expense reductions	1.08%	1.05%	1.03%	1.03%	1.02%
Net investment income	0.02%	0.62%	3.75%	3.91%	2.26%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0.01	0.04	0.05	0.03

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	1.10%	4.43%	4.65%	2.89%

Ratios and supplemental data
Net assets, end of period (millions)	$527	$622	$655	$943	$1,306
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%	0.44%	0.43%	0.43%	0.42%
Expenses excluding waivers/reimbursements and expense reductions	0.46%	0.45%	0.43%	0.43%	0.42%
Net investment income	0.02%	1.13%	4.39%	4.51%	2.87%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Bills:
0.11%, 04/01/2010 ß	$75,000,000	$74,986,684
0.17%, 06/17/2010 ß	30,000,000	29,980,734
U.S. Treasury Notes:
2.00%, 02/28/2010	25,000,000	25,031,240
3.50%, 02/15/2010	25,000,000	25,030,222

Total U.S. Treasury Obligations (cost $155,028,880)		155,028,880

REPURCHASE AGREEMENTS ^^ 81.2%
Barclays Capital, Inc., 0.10%, dated 01/29/2010, maturing 02/01/2010; maturity value $152,641,272 (1)	152,640,000	152,640,000
BNP Paribas, 0.11%, dated 01/29/2010, maturing 02/01/2010; maturity value $97,000,889 (2)	97,000,000	97,000,000
Credit Suisse First Boston Corp., 0.10%, dated 01/29/2010, maturing 02/01/2010; maturity value $32,000,267 (3)	32,000,000	32,000,000
Deutsche Bank AG, 0.10%, dated 01/29/2010, maturing 02/01/2010; maturity value is $97,000,808 (4)	97,000,000	97,000,000
HSBC Holdings plc, 0.10%, dated 01/29/2010, maturing 02/01/2010; maturity value $97,000,808 (5)	97,000,000	97,000,000
JPMorgan Chase & Co., 0.10%, dated 01/29/2010, maturing 02/01/2010; maturity value $32,000,267 (6)	32,000,000	32,000,000
Morgan Stanley, 0.10% dated 01/29/2010, maturing 02/01/2010; maturity value $97,000,808 (7)	97,000,000	97,000,000
RBS Securities, Inc., 0.10%, dated 01/29/2010, maturing 02/01/2010; maturity value $65,000,542 (8)	65,000,000	65,000,000
UBS AG, 0.10%, dated 01/29/2010, maturing 02/01/2010; maturity value $32,000,267 (9)	32,000,000	32,000,000

Total Repurchase Agreements (cost $701,640,000)		701,640,000

Total Investments (cost $856,668,880) 99.1%		856,668,880
Other Assets and Liabilities 0.9%		8,124,844

Net Assets 100.0%		$864,793,724

ß	Zero coupon security. Interest rate presented is yield to maturity.
^^	Collateralized by:
(1)	U.S. government securities, 0.00% to 2.75%, 10/21/2010 to 10/31/2013, market value including accrued interest is $155,692,810.
(2)	U.S. government securities, 0.00% to 2.375%, 02/25/2010 to 03/31/2016, market value including accrued interest is $98,940,003.
(3)	U.S. government securities, 1.00% to 2.75%, 07/31/2010 to 12/31/2011, market value including accrued interest is $32,640,575.
(4)	U.S. government securities, 1.00% to 4.50%, 07/31/2010 to 08/15/2039, market value including accrued interest is $98,940,003.
(5)	U.S. government securities, 0.00% to 4.875%, 04/15/2010 to 04/15/2032, market value including accrued interest is $98,940,889.
(6)	U.S. government securities, 3.75%, 11/15/2018, market value including accrued interest is $32,640,318.
(7)	U.S. government securities, 1.00% to 4.875%, 12/31/2011 to 07/31/2012, market value including accrued interest is $98,940,018.
(8)	U.S. government securities, 0.625% to 3.875%, 01/15/2011 to 04/15/2032, market value including accrued interest is $66,300,250.
(9)	U.S. government securities, 2.75%, 11/30/2016, market value including accrued interest is $32,640,766.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2010

The following table shows the percent of total investments by credit quality as of January 31, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2010 (unaudited):

2-7 days	81.9%
8-60 days	14.6%
121-240 days	3.5%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010

Assets
Investments in unaffiliated issuers	$155,028,880
Investments in repurchase agreements	701,640,000

Total investments at amortized cost	856,668,880
Cash	9,672
Receivable for Fund shares sold	7,638,356
Interest receivable	622,847
Receivable from investment advisor	128,130
Prepaid expenses and other assets	120,363

Total assets	865,188,248

Liabilities
Dividends payable	4,008
Payable for Fund shares redeemed	54,118
Due to related parties	25,421
Trustees’ fees and expenses payable	252,563
Accrued expenses and other liabilities	58,414

Total liabilities	394,524

Net assets	$864,793,724

Net assets represented by
Paid-in capital	$865,714,412
Overdistributed net investment income	(257,100)
Accumulated net realized losses on investments	(663,588)

Total net assets	$864,793,724

Net assets consists of
Class A	$147,952,371
Class S	189,530,608
Class I	527,310,745

Total net assets	$864,793,724

Shares outstanding (unlimited number of shares authorized)
Class A	148,142,646
Class S	189,931,985
Class I	528,047,382

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended January 31, 2010

Investment income
Interest	$3,265,514

Expenses
Advisory fee	3,526,605
Distribution Plan expenses
Class A	489,935
Class S	2,521,317
Administrative services fee	682,569
Transfer agent fees	386,756
Trustees’ fees and expenses	34,671
Printing and postage expenses	36,601
Custodian and accounting fees	288,759
Registration and filing fees	59,799
Professional fees	82,804
Temporary guarantee program fees	165,303
Other	41,160

Total expenses	8,316,279
Less: Expense reductions	(307)
Fee waivers and expense reimbursements	(5,245,992)

Net expenses	3,069,980

Net investment income	195,534

Net realized gains on securities in unaffiliated issuers	536,531

Net increase in net assets resulting from operations	$732,065

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2010		2009

Operations
Net investment income		$195,534		$12,750,247
Net realized gains on investments		536,531		30,812

Net increase in net assets resulting from operations		732,065		12,781,059

Distributions to shareholders from
Net investment income
Class A		(25,041)		(2,113,582)
Class S		(67,105)		(3,654,164)
Class I		(103,065)		(7,459,466)

Total distributions to shareholders		(195,211)		(13,227,212)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	188,630,495	188,630,495	867,868,254	867,868,254
Class S	3,051,221,620	3,051,221,620	5,744,737,584	5,744,737,584
Class I	1,153,343,960	1,153,343,960	1,245,465,199	1,245,465,199

		4,393,196,075		7,858,071,037

Net asset value of shares issued in reinvestment of distributions
Class A	20,473	20,473	939,892	939,892
Class S	67,105	67,105	3,654,164	3,654,164
Class I	3,925	3,925	350,721	350,721

		91,503		4,944,777

Payment for shares redeemed
Class A	(230,126,553)	(230,126,553)	(941,062,839)	(941,062,839)
Class S	(3,395,353,456)	(3,395,353,456)	(5,753,795,600)	(5,753,795,600)
Class I	(1,248,428,793)	(1,248,428,793)	(1,277,885,265)	(1,277,885,265)

		(4,873,908,802)		(7,972,743,704)

Net decrease in net assets resulting from capital share transactions		(480,621,224)		(109,727,890)

Total decrease in net assets		(480,084,370)		(110,174,043)
Net assets
Beginning of period		1,344,878,094		1,455,052,137

End of period		$864,793,724		$1,344,878,094

Overdistributed net investment income		$(257,100)		$(261,423)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis

15

NOTES TO FINANCIAL STATEMENTS continued

and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2010, the following amounts were reclassified:

Paid-in capital	$(4,000)
Overdistributed net investment income	4,000

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.31% and declining to 0.15% as average daily net assets increase. For the year ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2010,

16

NOTES TO FINANCIAL STATEMENTS continued

EIMC voluntarily waived its advisory fee in the amount of $2,255,863 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amounts of $484,435 and $2,505,694, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

During the year ended January 31, 2010, the Fund received $454,670 from an affiliate in order for the Fund to maintain its status with a ratings agency. This amount is included in net realized gains on securities in unaffiliated issuers on the Statement of Operations.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

For the year ended January 31, 2010, EIS received $4,786 in contingent deferred sales charges from Class A share investments of $1 million or more purchased initially in a non-money market fund which were redeemed within 18 months.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

17

NOTES TO FINANCIAL STATEMENTS continued

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$155,028,880	$0	$155,028,880
Repurchase agreements	0	701,640,000	0	701,640,000

	$0	$856,668,880	$0	$856,668,880

Further details on the major security types listed above can be found in the Schedule of Investments.

On January 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2010, the Fund had $663,588 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2010, the components of distributable earnings on a tax basis consisted of capital loss carryovers in the amount of $663,588 and temporary book/tax differences in the amount of $(257,100).

The tax character of distributions paid was $195,211 and $13,227,212 of ordinary income for the years ended January 31, 2010 and January 31, 2009, respectively.

18

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009. the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009. the annual commitment fee was 0.09%. During the year ended January 31, 2010, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee was triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and

19

NOTES TO FINANCIAL STATEMENTS continued

0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund did not participate in the Program after April 30, 2009. During the year ended January 31, 2010, the Fund paid a fee in the amount of $165,303 to participate in the Program, which represents 0.01% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

20

NOTES TO FINANCIAL STATEMENTS continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Treasury Plus Money Market Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Treasury Plus Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Treasury Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Treasury Money Market Fund as of January 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2010

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered

23

ADDITIONAL INFORMATION (unaudited) continued

information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

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ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds

25

ADDITIONAL INFORMATION (unaudited) continued

Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and

26

ADDITIONAL INFORMATION (unaudited) continued

broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with

27

ADDITIONAL INFORMATION (unaudited) continued

industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

120958 565214 rv7 03/2010

Evergreen U.S. Government Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen U.S. Government Money Market Fund for the twelve-month period ended January 31, 2010 (the “period”).

The most significant factors that affected money market funds during the period were the continuation of a prolonged credit crisis into early March 2009, which had impinged upon all fixed-income markets since early 2007; and the subsequent rally in the financial markets for the remainder of the period. At the end of the period, the main focus for money market funds was the meeting of the Securities and Exchange Commission (the “SEC”) on January 27, 2010. This was the meeting at which the SEC approved amendments to the section of the Investment Company Act that governs money market funds, including: revisions designed to increase credit quality, improve liquidity, shorten maturity limits, and modify reporting requirements. One of the primary goals of the SEC’s amendments is to reinforce conservative investing across the broader industry, an approach that our money market funds’ security selection process, with its priority on the preservation of capital and liquidity, has long emphasized.

Looking back at the period, the fixed-income markets were troubled by worries about deflation early in 2009, as evidenced by investor’s willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with the $787 billion American Recovery and Reinvestment Act of 2009, signed into law in February. Signs of stability emerged in corporate credit markets in March, as both issuance and performance improved, while equities rallied off their March 9th lows. Stocks finished a banner third-quarter 2009, then, in October 2009, closed lower for the first time in seven months, as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. But heading into the Thanksgiving holiday, equities climbed to their highest levels in more than a year. Volatility in both the fixed-income and equity markets continued, and by the end of the period, the National Bureau of Economic Research had not yet declared an official end to the recession.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the second half of the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee

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LETTER TO SHAREHOLDERS continued

(the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement of the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager†:

David D. Sylvester

† Effective January 19, 2010, Mr. Sylvester became portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

Average annual return

1-year	0.04%	0.03%

5-year	2.56%	2.31%

Since portfolio inception	1.86%	1.67%

7-day annualized yield	0.01%	0.01%

30-day annualized yield	0.01%	0.01%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fees for Classes A and S. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,000.08	$1.01
Class S	$1,000.00	$1,000.08	$1.06
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,024.20	$1.02
Class S	$1,000.00	$1,024.15	$1.07

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.20% for Class A and 0.21% for Class S), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.01	0.04	0.04	0.03

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.03)
Net realized gains	0 [1]	0	0	0	0

Total distributions to shareholders	0	(0.01)	(0.04)	(0.04)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.43%	4.37%	4.40%	2.61%

Ratios and supplemental data
Net assets, end of period (millions)	$730	$2,150	$986	$613	$645
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.39%	0.71%	0.72%	0.73%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.81%	0.87%	0.93%	0.98%
Net investment income	0.05%	1.22%	4.22%	4.30%	2.50%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [1]	0.01	0.04	0.04	0.02

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.02)
Net realized gains	0 [2]	0	0	0	0

Total distributions to shareholders	0	(0.01)	(0.04)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.14%	4.06%	4.09%	2.30%

Ratios and supplemental data
Net assets, end of period (millions)	$226	$735	$588	$318	$373
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.40%	0.98%	1.02%	1.03%	1.03%
Expenses excluding waivers/reimbursements and expense reductions	1.15%	1.11%	1.17%	1.23%	1.27%
Net investment income	0.03%	1.11%	3.96%	4.01%	2.34%

1	Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2010

	Principal Amount	Value

COMMERCIAL PAPER 5.0%
Asset-Backed Securities 5.0%
Straight A Funding, LLC (Insd. by FFB):
0.14%, 03/15/2010 ß	$10,500,000	$10,498,285
0.17%, 04/12/2010 ß	17,081,000	17,075,354
0.17%, 04/19/2010 ß	10,000,000	9,996,364
0.17%, 04/21/2010 ß	10,000,000	9,996,269

Total Commercial Paper (cost $47,566,272)		47,566,272

CORPORATE BONDS 0.8%
FINANCIALS 0.8%
Diversified Financial Services 0.8%
General Elec. Capital Corp., 0.89%, 03/09/2010 (cost $7,546,319)	7,500,000	7,546,319

U.S. GOVERNMENT & AGENCY OBLIGATIONS 67.2%
FFCB, FRN:
0.14%, 02/28/2010	9,000,000	8,998,035
0.17%, 02/05/2010	50,000,000	50,000,000
FHLB:
0.08%, 02/12/2010	25,000,000	24,999,389
0.10%, 02/05/2010-03/24/2010 ß	208,030,000	208,021,971
0.31%, 02/22/2010	25,000,000	24,999,660
FRN, 0.17%, 02/02/2010	1,200,000	1,200,000
FHLMC:
0.11%, 03/22/2010	8,000,000	7,998,802
0.12%, 04/12/2010 ß	120,000,000	119,971,685
2.875%, 06/28/2010	4,000,000	4,044,165
3.125%, 02/12/2010	35,000,000	35,031,649
FNMA:
0.15%, 02/01/2010	56,938,000	56,938,000
FRN, 0.14%, 04/13/2010	100,000,000	100,002,967

Total U.S. Government & Agency Obligations (cost $642,206,323)		642,206,323

REPURCHASE AGREEMENTS 26.9% ^^
Bank of America Corp., 0.12%, dated 01/29/2010, maturing 02/01/2010; maturity value $28,000,280 (1)	28,000,000	28,000,000
Barclays Capital, Inc., 0.12%, dated 01/29/2010, maturing 02/01/2010; maturity value $17,000,170 (2)	17,000,000	17,000,000
BNP Paribas SA, 0.12%, dated 01/29/2010, maturing 02/01/2010; maturity value $22,000,220 (3)	22,000,000	22,000,000
Citigroup Global Markets Holdings, Inc., 0.12%, dated 01/29/2010, maturing 02/01/2010; maturity value $26,000,260 (4)	26,000,000	26,000,000
Deutsche Bank AG, 0.12%, dated 01/29/2010, maturing 02/01/2010; maturity value $26,000,260 (5)	26,000,000	26,000,000
Goldman Sachs Group, Inc., 0.12%, dated 01/29/2010, maturing 02/01/2010; maturity value $12,000,120 (6)	12,000,000	12,000,000
JPMorgan Securities, Inc., 0.12%, dated 01/29/2010, maturing 02/01/2010; maturity value $18,000,180 (7)	18,000,000	18,000,000

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2010

	Principal Amount	Value

REPURCHASE AGREEMENTS continued
Morgan Stanley, 0.07%, dated 01/29/2010, maturing 02/01/2010; maturity value $82,550,482 (8)	$82,550,000	$82,550,000
RBS Securities, Inc., 0.12%, dated 01/29/2010, maturing 02/01/2010; maturity value $26,000,260 (9)	26,000,000	26,000,000

Total Repurchase Agreements (cost $257,550,000)		257,550,000

Total Investments (cost $954,868,914) 99.9%		954,868,914
Other Assets and Liabilities 0.1%		908,480

Net Assets 100.0%		$955,777,394

ß	Zero coupon security. Rate represents yield to maturity.
^^	Collateralized by:
(1)	U.S. government securities, 4.00% to 6.50%, 12/01/2017 to 12/01/2038, market value including accrued interest is $28,840,000.
(2)	U.S. government securities, 7.00%, 11/01/2037, market value including accrued interest is $17,510,000.
(3)	U.S. government securities, 4.50% to 6.00%, 06/01/2033 to 01/01/2040, market value including accrued interest is $22,660,000.
(4)	U.S. government securities, 1.74% to 7.95%, 07/01/2010 to 09/01/2045, market value including accrued interest is $26,779,451.
(5)	U.S. government securities, 0.00% to 7.625%, 02/04/2010 to 10/20/2058, market value including accrued interest is $26,632,185.
(6)	U.S. government securities, 0.00% to 5.00%, 03/15/2038 to 11/15/2039, market value including accrued interest is $12,360,000.
(7)	U.S. government securities, 5.00% to 7.50%, 09/01/2012 to 08/01/2036, market value including accrued interest is $18,540,686.
(8)	U.S. government securities, 1.00% to 4.875%, 12/31/2011 to 07/31/2012, market value including accrued interest is $84,201,016.
(9)	U.S. government securities, 0.00% to 8.875%, 02/12/2010 to 02/01/2040, market value including accrued interest is $26,580,803.

Summary of Abbreviations
FFB	Federal Financing Bank
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

The following table shows the percent of total investments by credit quality as of January 31, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2010 (unaudited):

1 day	32.9%
2-7 days	12.1%
8-60 days	27.6%
61-120 days	27.0%
121-240 days	0.4%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010

Assets
Investments in unaffiliated issuers	$697,318,914
Investments in repurchase agreements	257,550,000

Total investments at amortized cost	954,868,914
Cash	7,821
Receivable for Fund shares sold	1,449
Interest receivable	599,234
Receivable from investment advisor	402,058
Prepaid expenses and other assets	16,435

Total assets	955,895,911

Liabilities
Due to related parties	11,921
Trustees’ fees and expenses payable	35,013
Printing and postage expenses payable	32,607
Custodian and accounting fees payable	18,869
Professional fees payable	17,614
Accrued expenses and other liabilities	2,493

Total liabilities	118,517

Net assets	$955,777,394

Net assets represented by
Paid-in capital	$955,793,279
Overdistributed net investment income	(15,885)

Total net assets	$955,777,394

Net assets consists of
Class A	$729,780,792
Class S	225,996,602

Total net assets	$955,777,394

Shares outstanding (unlimited number of shares authorized)
Class A	729,827,289
Class S	225,980,448

Net asset value per share
Class A	$1.00
Class S	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Year Ended January 31, 2010

Investment income
Interest	$7,184,932

Expenses
Advisory fee	5,688,998
Distribution Plan expenses
Class A	3,528,926
Class S	2,824,811
Administrative services fee	988,266
Transfer agent fees	1,000,106
Trustees’ fees and expenses	62,613
Printing and postage expenses	75,601
Custodian and accounting fees	403,375
Registration and filing fees	49,136
Professional fees	121,303
Temporary guarantee program fees	458,404
Other	66,177

Total expenses	15,267,716
Less: Expense reductions	(487)
Fee waivers and expense reimbursements	(8,775,325)

Net expenses	6,491,904

Net investment income	693,028

Net realized gains on securities in unaffiliated issuers	314,563

Net increase in net assets resulting from operations	$1,007,591

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2010		2009

Operations
Net investment income		$693,028		$21,488,761
Net realized gains or losses on investments		314,563		(3,807)

Net increase in net assets resulting from operations		1,007,591		21,484,954

Distributions to shareholders from
Net investment income
Class A		(532,377)		(16,085,088)
Class S		(160,551)		(5,403,539)
Net realized gains
Class A		(21,613)		0
Class S		(9,387)		0

Total distributions to shareholders		(723,928)		(21,488,627)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,577,553,317	4,577,553,317	7,535,331,196	7,535,331,196
Class S	2,230,174,464	2,230,174,464	4,033,626,782	4,033,626,782

		6,807,727,781		11,568,957,978

Net asset value of shares issued in reinvestment of distributions
Class A	552,278	552,278	15,984,775	15,984,775
Class S	169,938	169,938	5,403,539	5,403,539

		722,216		21,388,314

Payment for shares redeemed
Class A	(5,998,408,432)	(5,998,408,432)	(6,387,238,528)	(6,387,238,528)
Class S	(2,739,006,174)	(2,739,006,174)	(3,892,554,281)	(3,892,554,281)

		(8,737,414,606)		(10,279,792,809)

Net increase (decrease) in net assets resulting from capital share transactions		(1,928,964,609)		1,310,553,483

Total increase (decrease) in net assets		(1,928,680,946)		1,310,549,810
Net assets
Beginning of period		2,884,458,340		1,573,908,530

End of period		$955,777,394		$2,884,458,340

Overdistributed net investment income		$(15,885)		$(15,438)

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis

14

NOTES TO FINANCIAL STATEMENTS continued

and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2010, the following amounts were reclassified:

Overdistributed net investment income	$(547)
Accumulated net realized losses on investments	547

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2010,

15

NOTES TO FINANCIAL STATEMENTS continued

EIMC voluntarily waived its advisory fee in the amount of $2,421,588 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amounts of $3,528,926 and $2,824,811, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010. Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

For the year ended January 31, 2010, EIS received $801 in contingent deferred sales charges from Class A share investments of $1 million or more purchased initially in a non-money market fund which were redeemed within 18 months.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate debt securities	$0	$55,112,591	$0	$55,112,591
Debt securities issued by U.S. Treasury and U.S. government agencies	0	642,206,323	0	642,206,323
Repurchase agreements	0	257,550,000	0	257,550,000

	$0	$954,868,914	$0	$954,868,914

Further details on the major security types listed above can be found in the Schedule of Investments.

On January 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Temporary Book/ Tax Differences

$19,413	$(35,298)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $723,928 and $21,488,627 of ordinary income for the years ended January 31, 2010 and 2009, respectively.

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NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended January 31, 2010, the Fund had no borrowings under the agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and

18

NOTES TO FINANCIAL STATEMENTS continued

0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended January 31, 2010, the Fund paid a fee in the amount of $458,404 to participate in the Program, which represents 0.03% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

19

NOTES TO FINANCIAL STATEMENTS continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Government Money Market Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Government Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Money Market Fund as of January 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2010

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $30,453 has been designated as Qualified Short-Term Gains for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen U.S. Government Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

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ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

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ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research

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ADDITIONAL INFORMATION (unaudited) continued

capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

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ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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120959 565217 rv7 03/2010

Item 2 - Code of Ethics

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
(b)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.
(c)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the eight series of the Registrant’s annual financial statements for the fiscal years ended January 31, 2010 and January 31, 2009, and fees billed for other services rendered by KPMG LLP.

	2010	2009

Audit fees	$200,000	$203,000
Audit-related fees	$0	$0
Tax fees (1)	$0	$6,613
Non-audit fees (2)	$315,000	$887,000
All other fees	$0	$0
(1)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(2)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: March 31, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma
Principal Financial Officer

Date: March 31, 2010